                               First Eagle SoGen Funds


                                     ANNUAL REPORT
                                     October 31, 2002

                                     First Eagle SoGen
                                     Global Fund

                                     First Eagle SoGen
                                     Overseas Fund

                                     First Eagle
                                     U.S. Value Fund

                                     First Eagle SoGen
                                     Gold Fund


                          Annual Report


                                      [LOGO]

                         First Eagle SoGen Funds, Inc.
                             THE PRESIDENTS' LETTER

Dear Shareholder:

First, a few words about the Bank for International Settlements (BIS). Two years ago, BIS management and board intended to squeeze out private shareholders (including your funds) at the unduly low price of Swiss francs (CHF) 16,000 per share, barely half of net asset value (NAV). We protested and then presented our case to the Arbitration Tribunal in the Hague. A few weeks ago, the Tribunal decided that private shareholders would receive NAV (CHF 33,820) discounted by 30%, or almost CHF 24,000. We're utterly, bitterly disappointed. Half a loaf is better than nothing, but we've always believed that we should get at least NAV, anything less would unduly enrich BIS (i.e. its remaining shareholders, the central banks). We're examining our legal options, if any (the Tribunal's decision is 'final').* Deminor, a European shareholder advocacy group, has a lawsuit pending in a French court against BIS (and others).

We would now like to share with you our understanding of the word 'risk'. Twice in the past fifteen years, we have declined to participate in what we saw as a speculative bubble. First in Japan in the late 1980's, and then in the U.S. and in Europe in the late 1990's. On both occasions, we were told that we were making a big mistake, i.e. we were taking the risk of doing worse than our peers and our benchmarks for as long as the bubble lasted.

Indeed, that's what happened. Between the spring of 1995 and the spring of 2000, your First Eagle SoGen Global and First Eagle SoGen Overseas Funds were still making good money, but nowhere near as much as aggressive 'momentum' funds. So, many shareholders abandoned us. However, for us to have knowingly participated in what we saw as a bubble would have subjected our shareholders to undue risk, to the risk of losing much money in absolute terms. And that is the real risk. As our colleague Edwin Olsen put it, 'we would rather lose half of our shareholder base (which we did) than half of our shareholders' money (which we didn't).'

Today, the mutual fund industry may be at a crossroads. Most equity funds turned into index 'huggers' in the late 1990's, and so now they're down 35%, 40% or 45% in less than three years. Mutual fund shareholders are not amused, and that's putting it mildly. Unless equity markets come back quickly enough strongly enough, many individuals may become disenchanted with equity funds. And hedge funds are a dubious solution: it's not difficult to be long and wrong some securities as well as short and wrong other securities . . . Add leverage and some hedge funds can be a wipe-out.

Some see us as quirky. So be it. And it's true that sometimes, as in the late 1990's, shareholders have to bear with us. However, those who did -- the happy few -- have been well rewarded, at least so far in the twenty-first century.

Sincerely,

Jean-Marie Eveillard          John P. Arnhold
--------------------          ----------------
Jean-Marie Eveillard          John P. Arnhold
Co-President                  Co-President

December 9, 2002

---------

* As a consequence of the Tribunal's partial award, the BIS will be called upon to make an additional payment. The Tribunal will determine the precise amount at a later stage, after taking into account real estate values, interest, arbitration costs and other relief requested by any of the parties. The net asset value of your Funds was positively impacted on November 25, 2002 reflecting the estimated recoveries. The impact of this ruling on the Funds' net asset values as of November 25, 2002 was as follows: First Eagle SoGen Global Fund +1.6%, First Eagle SoGen Overseas Fund +1.3%, and First Eagle SoGen Gold Fund +0.4%.

                         First Eagle SoGen Funds, Inc.
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


[Photo]                   The twelve-month period ending October 31, 2002 was
Charles de Vaulx (left),  characterized by unprecedented volatility in many
Jean-Marie Eveillard      markets. Stock markets were volatile, mostly up until
(right)                   early 2002 (recovering in the aftermath of the
                          September 11 attack), and then down sharply, particularly in June, July and September. In the U.S., the stock market struggled due to high valuation levels, an uncertain outlook for corporate profits, bleak results in the telecommunications sector, as well as a general breakdown in confidence following the Enron Corporation and Worldcom Inc. collapses.
Some of the foreign markets' difficulties can be tied to the delayed recovery in the United States, a weak economy in Germany, and fear of a war with Iraq. Also hurting was the growing recognition of the fragility of the banking system in Japan, the vulnerability of many European insurance companies to slumping equity markets, and an increasingly distressed financial situation in Brazil. Bond markets were also very volatile with government bonds in the U.S. and Europe exhibiting a strong inverse correlation with stock markets (unlike corporate bonds, particularly high yield bonds, which moved mostly in sync with stock markets). Foreign exchange markets too were very volatile, with the euro, Swiss franc, and pound sterling weakening until early February, then rebounding strongly against the U.S. dollar in May and June. The Japanese yen weakened significantly and then rebounded partially in April. Finally gold prices -- and gold stocks even more so -- began to rise strongly starting in mid-November 2001 in the wake of a weakening U.S. dollar, volatile financial markets, as well as non-existent producer hedging (in fact there was producer dishedging).

First Eagle SoGen Global Fund

The net asset value of the Fund's Class `A' shares rose 9.76% between November 1, 2001 and October 31, 2002, better than the MSCI World Index which was down 14.85% over that period. Almost half of that performance came from the First Eagle SoGen

Global Fund's stocks in the U.S. where quite a few of our 'value' stocks were up over that period, particularly during the first half of the fiscal year.
For example, the Fund benefited from strong moves in Manpower, Inc. (temporary staffing), Energizer Holdings Inc. (batteries), Rayonier Inc. (paper and forest products), Zebra Technologies (bar code equipment), and Tiffany & Company (jewelry retailer). The First Eagle SoGen Global Fund's South Korean stocks also did well, including Daeduck Electronics Company, Limited and Daeduck GDS Co., Limited (both in printed circuit boards), and Lotte Confectionery Co., Limited and Lotte Chilsung Beverage Co., Limited (both in food and beverage).
A few U.K. and Continental European stocks rose as well including BBAG Oesterreichische Brau-Beteilingungs AG (beer), although the bulk of the return on European stocks was derived from the weakening of the U.S. dollar over the period.

Gold related stocks also helped performance contributing a little over 3% of the First Eagle SoGen Global Fund's total return during the period.

Mergers and acquisitions activity worldwide was a lot less buoyant than a few years ago. Only two securities in the First Eagle SoGen Global Fund benefited from corporate activity: Security Capital Group, Inc., Class `B', a U.S. real estate company that was acquired by General Electric Company, and Crometal SA, a French industrial company that announced the distribution of a significant extraordinary dividend.

The Fund remains 70% hedged to protect against a possible further decline in the Japanese yen, while we are only 18% hedged against the euro, believing that the latter (with the Swiss franc and the pound sterling) still remain undervalued against the U.S. dollar. In addition, we initiated a 35% hedge on the Korean won.

First Eagle SoGen Overseas Fund

The net asset value of the Fund's, Class `A' shares rose 11.06% for the period from November 1, 2001 to October 31, 2002, while the MSCI EAFE Index was down 13.21% over that period.

Among the foreign stocks that helped the First Eagle SoGen Overseas Fund were our South Korean stocks. In certain cases we had to take some profits, particularly in February and March, (for instance, Daeduck Electronics Company, Limited and Daeduck GDS Company, Limited, two very successful manufacturers of printed circuit boards). Other stocks such as Lotte Confectionery Company,

Limited (a successful food manufacturer) rose significantly, but still trade at a considerable discount to what we believe is their respective intrinsic value. Even European stocks that were flat over the period helped the Fund as the currency in which those are denominated rose against the U.S. dollar.

Also helping the First Eagle SoGen Overseas Fund were stocks from various sectors, particularly Carter Holt Harvey Limited (a major timberland owner in New Zealand), Shaw Brothers (Hong Kong) Limited (TV broadcasting), IMI plc (U.K. manufacturing), and Kuehne & Nagel International AG (the Swiss based global freight forwarding company).

Finally, the First Eagle SoGen Overseas Fund benefited from its precious metals related securities. In particular, Industrias Penoles, S.A. de C.V. -- a silver producer in Mexico, saw its share price jump 51% during the period.

Only one security benefited from corporate activity, Crometal SA, a French industrial company that announced the distribution of a significant extraordinary dividend.

The fund remains 70% hedged to protect against a possible further decline in the Japanese yen, while only 15% hedged against the euro. In addition, we initiated a 50% hedge on the Korean won.

First Eagle U.S. Value Fund

Between November 1, 2001 and October 31, 2002, the net asset value of the First Eagle U.S. Value Fund's Class `A' shares rose 4.12% while the Standard & Poor's 500 Stock Index and the Russell 2000 Index declined 15.07% and 11.57%, respectively over that period.

During the first half of this fiscal year, the First Eagle U.S. Value Fund benefited from a strong surge among many small and medium capitalization 'value' stocks in the U.S. As the profit expectations began to be dramatically lowered starting in May, many of those stocks fell back sharply during the second half of the fiscal year. The First Eagle U.S. Value Fund managed to get good returns on stocks as varied as Energizer Holdings Inc. (batteries), Hancock Fabrics, Inc. (fabrics retailer), Manpower Inc. (temporary staffing), Dole Food Company, Inc. (bananas), Chemed Corporation (plumbing services), and Zebra Technologies Corporation -- Class `A' (bar code equipment). The stocks that were down include CONSOL Energy, Inc. (coal) as well as McDonald's Corporation and Tyco International
                                       5

Limited, two situations which we currently find very undervalued -- even though we have had to lower our initial estimates of the intrinsic value of those two companies.

The only instance of corporate activity that benefited the First Eagle U.S. Value Fund was Security Capital Group, Inc. Class `B' (real estate) which was acquired by General Electric Company at a premium of approximately 26%.

First Eagle SoGen Gold Fund

Between November 1, 2001 and October 31, 2002 the price of gold rose from $280 per ounce to $315 per ounce, i.e., 12.41%, helped by global financial uncertainty (weak banking in Japan, Argentine default, Middle East crisis, unstable stock markets, weakening U.S. dollar). Also helping gold was a lack of hedging activity by gold mining companies (in fact actual demand for gold was generated from dishedging). The net asset value of the Fund's Class `A' shares rose 70.70% while the Financial Times Gold Mines Index was up 27.30% over that period. The bulk of that performance was achieved during the first half of the fiscal year.

The Fund's performance was better than most of its peers because it focuses primarily on the gold companies that do not hedge. As gold funds in general, and your First Eagle SoGen Gold Fund in particular, have begun to attract new inflows, we have been adding to our existing positions whenever possible and coming up with a few new names. As of April, we have also started to invest in gold structured notes, which typically have a one-year maturity and provide one and a half to one leverage to the price of gold.

Outlook

As someone once quipped, 'a bear market, if properly prepared for, can be a value investor's best friend.'

Over the past year, we have been finding bargains in unlikely places. We have been able to find value among some bigger names (ex. Vivendi Universal S.A. and Liberty Media Corporation). We have also been looking at sectors that are not normally associated with value, for instance in the pharmaceutical industry (ex. Schering-Plough Corporation and Merck KGaA). Finally, we have found some value in distressed debt (Lucent Technologies and Level 3 Communications).

In addition, we have been able to add to existing positions. Although we have revised downward the intrinsic values of some of our companies, the discounts at which our holdings are currently trading have expanded considerably, thus increasing our perceived 'margin of safety.' We also derive great comfort from the fact that some of our holdings currently offer somewhat generous dividend yields, sometimes in excess of ten year bond yields. We like to get paid while waiting. . .

We appreciate your confidence and thank you for your support.

Charles de Vaulx
----------------
Charles de Vaulx
Co-Manager

                    FIRST EAGLE SOGEN FUNDS PERFORMANCE
              Average Annual Returns as of October 31, 2002(1)


--------------------------------------------------------------------------------------------------------------------------
                                                                                                                Inception
                                                     1 Year   3 Years  5 Years  10 Years  15 Years  Inception      Date
==========================================================================================================================
First Eagle SoGen Global Fund
First Eagle SoGen Global Fund - Class A (SGENX)
            without sales load                        9.76%     9.28%    7.91%    10.62%    11.10%    14.57%    1/01/79(2)
            with sales load                           4.27%     7.88%    7.08%    10.19%    10.81%    14.39%    1/01/79(2)
First Eagle SoGen Global Fund - Class I (SGIIX)      10.03%     9.46%     --        --        --       8.70%    7/31/98
First Eagle SoGen Global Fund - Class C (FESGX)       7.91%      --       --        --        --       7.98%    6/05/00
==========================================================================================================================
     MSCI World Index(3)                            (14.85%)  (13.77%)  (1.59%)    6.50%     6.27%    10.39%    1/01/79(2)
==========================================================================================================================
First Eagle SoGen Overseas Fund
First Eagle SoGen Overseas Fund - Class A (SGOVX)
            without sales load                       11.06%     7.24%    9.00%      --        --      10.24%    8/31/93
            with sales load                           5.51%     5.89%    8.17%      --        --       9.78%    8/31/93
First Eagle SoGen Overseas Fund - Class I (SGOIX)    11.33%     7.40%     --        --        --       8.90%    7/31/98
First Eagle SoGen Overseas Fund - Class C (FESOX)     9.23%      --       --        --        --       5.33%    6/05/00
==========================================================================================================================
     MSCI EAFE Index(4)                             (13.21%)  (14.15%)  (3.12%)     --        --       0.95%    8/31/93
==========================================================================================================================
First Eagle U.S. Value Fund(5)
First Eagle U.S. Value Fund - Class A (FEVAX)
            without sales load                        4.12%      --       --        --        --       4.98%    9/04/01
            with sales load                          (0.77%)     --       --        --        --       0.23%    9/04/01
First Eagle U.S. Value Fund - Class I (FEVIX)         4.41%      --       --        --        --       5.24%    9/04/01
First Eagle U.S. Value Fund - Class C (FEVCX)         1.55%      --       --        --        --       3.35%    9/04/01
==========================================================================================================================
     Russell 2000 Index(6)                          (11.57%)     --       --        --        --     (16.41%)   9/04/01
==========================================================================================================================
First Eagle SoGen Gold Fund
First Eagle SoGen Gold Fund (SGGDX)
            without sales load                       70.70%    20.95%    7.52%      --        --       3.25%    8/31/93
            with sales load                          62.17%    19.41%    6.70%      --        --       2.82%    8/31/93
==========================================================================================================================
     Financial Times Gold Mines Index(7)             27.30%     3.01%   (2.91%)     --        --      (5.95%)   8/31/93
==========================================================================================================================

Please see the following page for important notes to this table.

Performance data quoted herein represents past performance and should not be considered indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(1) The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares 'with sales load' give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. Class I Shares require $1mm minimum investment, and are offered without load.

    The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year of investment only.

    For First Eagle U.S. Value Fund Class C Shares only, the 1.00% front-end sales load is reflected in the returns.

(2) As of current management tenure January 1, 1979.

(3) The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(4) The MSCI EAFE Index is a widely followed, unmanaged group of stocks from 21 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(5) Due to First Eagle U.S. Value Fund's inception date (September 4, 2001), the performance data above is of a very limited time period and is not indicative of future results.

(6) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.

(7) The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase.

                                                 FIRST EAGLE SOGEN GLOBAL FUND
                                                              OCTOBER 31, 2002

                                                                 Fund Overview

The First Eagle SoGen Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

 PERFORMANCE COMPARISON:

                AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2002

                                                      ONE-YEAR   FIVE-YEAR   TEN-YEAR
                                                      --------   ---------   --------
First Eagle SoGen Global Fund (A Shares)............     4.27%      7.08%     10.19%
MSCI World Index....................................   (14.85%)    (1.59%)     6.50%
Consumer Price Index................................     2.08%      2.33%      2.49%


           Growth Of a $10,000 Initial Investment

[GRAPH]

               First Eagle              MSCI            Consumer
             SoGen Global Fund       World Index       Price Index
             ---------------       -----------       -----------
10/31/92        $10,000.0           $10,000.0         $10,000.0
10/31/93         11,899.2            12,700.6          10,275.0
10/31/94         13,079.8            13,672.5          10,543.0
10/31/95         14,141.8            14,969.2          10,839.2
10/31/96         16,118.3            17,408.7          11,163.6
10/31/97         18,117.7            20,328.6          11,396.3
10/31/98         17,331.5            23,429.8          11,558.5
10/31/99         20,318.4            29,267.3          11,854.7
10/31/00         22,172.1            29,587.3          12,263.8
10/31/01         24,157.5            22,038.3          12,524.7
10/31/02         26,513.1            18,765.1          12,785.6

Performance data quoted herein represents past performance and should not be considered indicative of future results. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index returns assume reinvestment of dividends. This index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

--------------
TOP 10 HOLDINGS

Buderus AG (German manufacturer
 of heating systems)              3.92%
Rayonier Inc. (U.S. forest
 products company)                3.92%
Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)          3.05%
Shimano Inc. (Japanese
 manufacturer of bicycle parts)   2.67%
Tyco International Ltd., (U.S.
 industrial conglomerate)         2.58%
Newmont Mining Corp. (U.S.
 mining company)                  1.89%
Freeport McMoRan Cooper & Gold
 Inc. Pfd. (Series B,C & D)
 (U.S. mining company)            1.80%
Liberty Media Corp. (U.S. media
 company)                         1.33%
McDonald's Corp. (U.S.
 restaurant franchise)            1.30%
ProLogis (U.S. REIT)              1.23%

---------------------------------------
ASSET ALLOCATION

Foreign Stocks                   44.94%
U.S. Stocks                      30.16%
U.S. Dollar Bonds and Notes      16.23%
Foreign Currency Bonds and
 Notes                            2.66%
U.S. Dollar Cash and
 Equivalents                      6.01%

---------------------------------------
TOP 5 COUNTRIES

United States                    46.83%
Japan                            11.19%
Germany                           7.03%
France                            4.54%
Switzerland                       3.54%

The Fund's portfolio composition is subject to change at any time.

                         FIRST EAGLE SOGEN GLOBAL FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2002

----------------------------------------------------------------------------
      Number                                      Cost             Value
     of Shares                                   (Note 1)         (Note 1)
----------------------------------------------------------------------------
                 Common and Preferred Stocks -- U.S.
                 (30.20%)

                 Agriculture (0.04%)
         2,485   J.G. Boswell Company (a)     $      573,840   $      735,560
                                              --------------   --------------
                 Automotive (0.23%)
       135,000   Bandag Incorporated,
                 Class  `A'                        5,092,470        4,509,000
                                              --------------   --------------
                 Capital Goods (2.74%)
     2,000,000   Tyco International Limited       31,179,105       28,920,000
       250,000   Franklin Electric Company,
                 Inc.                              9,113,148       10,990,000
       285,000   Vulcan Materials Company         10,152,461        9,564,600
       150,000   Sealed Air Corporation $2
                 Conv. Pfd., Series  `A'           4,985,477        3,090,000
       365,000   Kaiser Ventures LLC (a)                  --        1,277,500
         4,805   Conbraco Industries, Inc.
                 (a)                               1,568,050          321,935
                                              --------------   --------------
                                                  56,998,241       54,164,035
                                              --------------   --------------
                 Chemicals (0.21%)
       885,000   Ethyl Corporation (c)             7,283,811        4,150,650
                                              --------------   --------------
                 Consumer Products (2.14%)
       535,000   Barnes and Noble, Inc.           10,625,048       11,288,500
       186,500   Allen Organ Company,
                 Class  `B' (c)                    5,807,639        7,165,330
       185,000   St. John Knits
                 International Inc. (a)            3,180,703        6,058,750
       137,000   Weyco Group, Inc.                 1,376,375        4,880,625
       210,424   Jostens, Inc., Class  `A'
                 (a)                               2,944,626        4,076,965
       100,000   Philip Morris Companies,
                 Inc.                              2,123,038        4,075,000
       100,000   Dole Food Company, Inc.           1,219,488        2,938,000
       300,000   A.T. Cross Company,
                 Class  `A' (a)                    3,169,423        1,836,000
                                              --------------   --------------
                                                  30,446,340       42,319,170
                                              --------------   --------------
                 Electronics (0.00%)
        25,000   OpticNet Inc.                            --               --
                                              --------------   --------------
                 Energy (2.19%)
       275,000   Burlington Resources, Inc.       10,284,595       11,330,000
       875,000   San Juan Basin Royalty
                 Trust                             5,342,905       11,077,500
       100,000   Murphy Oil Corporation            4,173,744        8,383,000
       415,000   CONSOL Energy, Inc.               7,601,388        5,353,500
       200,000   Kaneb Services LLC                1,277,654        3,710,000
        70,000   ConocoPhillips                    2,847,227        3,395,000
                                              --------------   --------------
                                                  31,527,513       43,249,000
                                              --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

------------------------------------------------------------------------------
        Number                                     Cost            Value
     of Shares                                   (Note 1)         (Note 1)
------------------------------------------------------------------------------
                 Common and Preferred Stocks -- U.S.--(continued)
                 Financial Companies (0.78%)
           125   Berkshire Hathaway Inc.,
                 Class  `A' (a)               $    7,366,302   $    9,273,750
       115,000   Leucadia National
                 Corporation                       3,481,783        4,313,650
       114,750   East Texas Financial
                 Services, Inc. (c)                  862,688        1,302,412
        31,000   Redwood Financial, Inc.
                 (a)(e)                              271,250          430,125
                                              --------------   --------------
                                                  11,982,023       15,319,937
                                              --------------   --------------
                 Forest Products (5.29%)
     1,835,000   Rayonier Inc. (c)                68,109,414       77,400,300
       615,000   Greif Bros. Corporation,
                 Class  `A'                       11,017,026       15,614,850
       888,300   Longview Fibre Company            5,957,905        6,040,440
       200,000   Deltic Timber Corporation         3,613,195        5,276,000
                                              --------------   --------------
                                                  88,697,540      104,331,590
                                              --------------   --------------
                 Health Care (1.01%)
       645,000   Schering-Plough Corporation      14,888,702       13,770,750
       165,000   DENTSPLY International Inc.       2,515,282        6,091,800
                                              --------------   --------------
                                                  17,403,984       19,862,550
                                              --------------   --------------
                 Media (2.74%)
     3,175,000   Liberty Media Corporation
                 (a)                              28,687,913       26,257,250
     1,675,000   General Motors
                 Corporation -- Class  `H'
                 (a)                              22,739,102       16,498,750
     1,500,000   Amdocs Limited                   11,332,824       10,470,000
        34,924   Mills Music Trust (c)             1,055,337          925,486
                                              --------------   --------------
                                                  63,815,176       54,151,486
                                              --------------   --------------
                 Precious Metals (4.07%)
     4,816,750   Newmont Mining Corporation       18,700,241       37,362,656
       725,000   Freeport McMoRan Copper &
                 Gold Inc., Preferred
                 Series  `B' (a)(d)               23,738,819       19,937,500
       355,000   Freeport McMoRan Copper &
                 Gold Inc., Preferred
                 Series  `C' (a)(d)               10,369,569        8,413,500
       925,000   Freeport McMoRan Copper &
                 Gold Inc., Preferred
                 Series  `D' (a)(d)               11,785,274        7,122,500
         7,432   Case, Pomeroy & Company,
                 Inc. Class  `A'                   7,366,948        7,536,048
                                              --------------   --------------
                                                  71,960,851       80,372,204
                                              --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
        Number                                     Cost            Value
     of Shares                                   (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Common and Preferred Stocks -- U.S. -- (continued)

                   Real Estate (2.17%)
     1,000,000   ProLogis                     $   18,498,091   $   24,200,000
       500,000   Crescent Real Estate
                 Equities Company                  7,671,061        7,375,000
       240,210   Security Capital European
                 Realty (a)(e)                     4,804,190        4,487,123
       258,133   Price Legacy Corporation
                 Pfd., Series  `A'                 2,935,244        4,181,755
       150,000   Catellus Development
                 Corporation (a)                     253,547        2,670,000
                                              --------------   --------------
                                                  34,162,133       42,913,878
                                              --------------   --------------
                 Retail (2.34%)
     1,415,000   McDonald's Corporation           34,293,031       25,625,650
       325,000   Tiffany & Company                 6,951,764        8,508,500
       175,000   The Sherwin-Williams
                 Company                           3,650,616        4,786,250
       185,000   Dillard's Inc., Class  `A'        3,072,364        3,050,650
       150,000   Hancock Fabrics, Inc.               477,528        2,385,000
        70,000   Papa John's International
                 Inc. (a)                          1,527,445        1,822,100
                                              --------------   --------------
                                                  49,972,748       46,178,150
                                              --------------   --------------
                 Services (1.16%)
       335,000   Manpower Inc.                     8,889,167       11,423,500
       343,000   UniFirst Corporation              4,024,047        6,856,570
        85,000   Chemed Corporation                2,248,046        2,996,250
       154,784   KinderCare Learning
                 Centers, Inc. (a)                   992,527        1,563,318
                                              --------------   --------------
                                                  16,153,787       22,839,638
                                              --------------   --------------
                 Technology (1.67%)
     3,000,000   Earthlink Inc. (a)               21,192,192       18,300,000
       725,000   American Power Conversion
                 Corporation (a)                   8,479,516        9,367,000
        85,000   Zebra Technologies
                 Corporation, Class  `A' (a)       3,175,082        5,229,200
                                              --------------   --------------
                                                  32,846,790       32,896,200
                                              --------------   --------------
                 Transportation (0.50%)
       385,000   Burlington Northern Santa
                 Fe Corporation                    9,051,314        9,906,050
                                              --------------   --------------
                 Utilities (0.92%)
       315,000   CalEnergy Capital Trust
                 6 1/2% Conv. Pfd. (c)            13,865,313       12,954,375
       200,000   IDACORP, Inc.                     5,192,212        5,202,000
                                              --------------   --------------
                                                  19,057,525       18,156,375
                                              --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
        Number                                     Cost            Value
     of Shares                                   (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Common and Preferred Stocks -- Non U.S. (44.90%)

                 Argentina (0.15%)
       175,000   Siderca S.A.I.C. ADR (2)     $    1,257,401   $    2,863,000
                                              --------------   --------------
                 Australia and New Zealand (1.04%)
     3,150,000   News and Media NZ Limited
                 exchangeable preference
                 shares (c)(14)                   16,143,687       12,091,621
     8,850,000   Capital Properties New
                 Zealand Limited 8 1/2%
                 exchangeable preference
                 shares (c)(18)                    5,435,262        4,253,902
     1,500,000   Spotless Group Limited (15)       2,876,214        4,145,477
                                              --------------   --------------
                                                  24,455,163       20,491,000
                                              --------------   --------------
                 Austria (1.69%)
       505,000   Flughafen Wien AG (8)            17,243,831       16,942,450
       300,000   BBAG Oesterreichische Brau-
                 Beteiligungs AG (11)             11,551,015       16,396,542
                                              --------------   --------------
                                                  28,794,846       33,338,992
                                              --------------   --------------
                 Belgium (0.44%)
       500,000   Deceuninck (5)                    6,669,400        8,761,058
                                              --------------   --------------
                 Canada (1.39%)
       445,000   EnCana Corporation (2)            6,309,013       12,949,500
       485,000   Meridian Gold Inc. (a)(1)         1,760,090        7,748,815
       625,000   Pan American Silver
                 Corporation (a)(1)                1,994,168        3,447,309
       135,000   Fairmont Hotels & Resorts
                 Inc. (18)                         1,145,394        3,315,600
        50,000   Miramar Mining
                 Corporation (a)(1)                   41,193           38,116
                                              --------------   --------------
                                                  11,249,858       27,499,340
                                              --------------   --------------
                 Chile (0.10%)
       500,000   Quinenco S.A. ADR (19)            2,687,144        1,897,500
                                              --------------   --------------
                 Commonwealth of Independent States (0.18%)
       556,624   Firebird Fund, L.P.
                 (b)(e)(21)                        1,000,000        3,515,748
                                              --------------   --------------
                 Denmark (0.47%)
       200,000   Carlsberg A/S,  `B' (11)          9,284,691        9,373,481
                                              --------------   --------------
                 France (4.54%)
       385,000   Eurazeo (19)                     15,142,563       17,150,884
        31,053   Societe Sucriere de
                 Pithiviers-le-Vieil (c)(4)       12,062,938       11,251,176
       550,000   Wendel Investissement (6)        11,796,993       10,971,121
        70,000   NSC Groupe (c)(6)                12,400,388        6,243,615
       100,000   Sagem ADP (9)                     2,850,921        5,098,242
        56,250   Taittinger C.I. (a)(11)           2,775,854        4,343,406

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
        Number                                     Cost            Value
     of Shares                                   (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Common and Preferred Stocks -- Non U.S. -- (continued)

                 France -- (continued)
       385,000   Sabeton SA (c)(19)           $    4,841,233   $    3,925,647
        65,000   Gaumont SA (a)(14)                3,132,425        2,831,257
        73,500   Crometal SA (6)                   4,938,687        2,182,840
        42,252   Robertet SA C.I. (a)(11)            800,508        2,048,704
       325,000   Remy Cointreau (11)               9,104,524        9,800,010
     1,000,000   Vivendi Universal SA (14)        14,629,591       12,275,380
        20,448   Robertet SA (11)                    527,638        1,467,581
                                              --------------   --------------
                                                  95,004,263       89,589,863
                                              --------------   --------------
                 Germany (7.03%)
     3,525,000   Buderus AG (c)(6)                58,768,940       77,468,537
       379,080   Hornbach Holding AG
                 Pfd. (c)(12)                     21,920,338       19,138,783
       859,464   Merck KGaA (13)                  21,731,872       18,377,850
        50,393   Bertelsmann AG (14)              12,268,742        9,029,481
       500,000   Sudzucker AG (4)                  5,849,951        6,731,660
       300,000   Bayer AG (7)                      5,939,207        5,731,811
        50,000   Axel Springer Verlag AG
                 (14)                              1,553,189        2,227,387
                                              --------------   --------------
                                                 128,032,239      138,705,509
                                              --------------   --------------
                 Hong Kong (0.93%)
    21,650,000   Shaw Brothers (Hong Kong)
                 Limited (c)(14)                  21,884,402       16,794,028
    21,500,000   City e-Solutions
                 Limited (a)(c)(16)                  971,287        1,543,718
                                              --------------   --------------
                                                  22,855,689       18,337,746
                                              --------------   --------------
                 Israel (0.03%)
       275,000   The Israel Land Development
                 Company Limited (a)(20)             900,749          633,685
                                              --------------   --------------
                 Japan (11.19%)
     3,585,000   Shimano Inc. (11)                52,645,049       52,780,791
       685,000   Secom Company, Limited (15)      31,540,342       24,192,904
       700,000   Ono Pharmaceutical Company,
                 Limited (13)                     24,624,574       22,039,152
     5,000,000   Nipponkoa Insurance
                 Company, Limited (16)            18,898,196       17,414,356
     1,925,000   Makita Corporation (11)          14,501,867       12,294,249
     1,315,000   Wacoal Corporation (11)          11,170,958       11,122,798
       395,000   Fuji Photo Film Company,
                 Limited (11)                     10,828,996       10,889,886
     5,000,000   Aioi Insurance Company,
                 Limited (16)                     15,606,103       10,685,155
     2,500,000   Mitsui Sumitomo Insurance
                 Company, Limited (16)            13,619,625       10,379,282
       700,000   Daiichi Pharmaceutical
                 Corporation, Limited (13)        12,478,617       10,220,228

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
        Number                                     Cost            Value
     of Shares                                   (Note 1)         (Note 1)
-----------------------------------------------------------------------------

                 Common and Preferred Stocks -- Non U.S. -- (continued)

                 Japan -- (continued)
       615,000   Chofu Seisakusho Company,
                 Limited (6)                  $   10,291,599   $    7,820,432
       700,000   Shoei Company, Limited (19)       5,834,803        7,422,512
     2,500,000   Okumura Corporation (6)          10,670,713        7,340,946
     1,000,000   Mitsubishi Securities
                 Company, Limited (16)             7,279,769        4,975,530
     2,000,000   Aida Engineering, Limited
                 (6)                              13,038,988        3,980,424
     1,000,000   Nisshinbo Industries, Inc.
                 (20)                              4,271,416        3,898,858
     2,000,000   Iino Kaiun Kaisha, Limited
                 (8)                               4,857,297        3,507,341
                                              --------------   --------------
                                                 262,158,912      220,964,844
                                              --------------   --------------
                 Mexico (0.94%)
    12,450,000   Industrias Penoles, S.A. de
                 C.V. (1)                         27,131,539       18,610,762
                                              --------------   --------------
                 Netherlands (0.87%)
       315,000   OPG Groep NV (13)                 7,677,057       12,613,695
       300,000   Holdingmaatschappij de
                 Telegraaf, NV (14)                2,646,649        4,558,720
                                              --------------   --------------
                                                  10,323,706       17,172,415
                                              --------------   --------------
                 Singapore (0.41%)
     1,165,000   Fraser & Neave Limited (19)       3,965,243        5,077,833
     3,000,000   Delgro Corporation
                 Limited (19)                      1,987,552        3,056,719
                                              --------------   --------------
                                                   5,952,795        8,134,552
                                              --------------   --------------
                 South Africa (1.85%)
     2,000,000   Gold Fields Limited (1)           7,102,817       22,944,371
     1,000,000   Harmony Gold Mining Company
                 Limited (1)                       4,591,642       13,513,175
                                              --------------   --------------
                                                  11,694,459       36,457,546
                                              --------------   --------------
                 South Korea (2.76%)
        65,500   Nam Yang Dairy
                 Products (c)(11)                 14,805,002       16,060,482
        33,500   Lotte Confectionery
                 Company, Limited (11)             7,953,913       13,334,287
     1,624,700   Daeduck Electronics
                 Company, Limited (9)             11,759,935       12,973,698
       601,250   Daeduck GDS Company,
                 Limited (9)                       3,188,400        5,626,737
         7,750   Lotte Chilsung Beverage
                 Company (11)                      1,161,734        3,699,224
        10,000   Samsung Electronics
                 Company, Limited (9)              1,020,350        2,819,779
                                              --------------   --------------
                                                  39,889,334       54,514,207
                                              --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
        Number                                     Cost            Value
     of Shares                                   (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Common and Preferred Stocks -- Non U.S. -- (continued)

                 Spain and Portugal (3.28%)
     3,025,000   Corporacion Financiera Alba
                 SA (19)                      $   65,698,384   $   60,221,381
       300,000   Espirito Santo Financial
                 Group SA ADR (16)                 4,540,444        4,500,000
                                              --------------   --------------
                                                  70,238,828       64,721,381
                                              --------------   --------------
                 Switzerland (3.54%)
       375,000   Kuehne & Nagel
                 International AG (8)             11,558,726       21,254,907
        10,443   Pargesa Holding AG (16)          21,192,401       17,011,573
        34,250   Edipresse SA (14)                 9,017,725        9,967,176
        41,500   Sika Finanz AG (5)                9,174,476        9,830,130
        15,000   Lindt & Sprungli AG PC (11)       2,661,221        8,141,581
        10,000   Societe Generale
                 d'Affichage (14)                  2,094,287        3,654,575
                                              --------------   --------------
                                                  55,698,836       69,859,942
                                              --------------   --------------
                 Thailand (0.17%)
       577,000   The Oriental Hotel Public
                 Company Limited (18)              2,636,472        3,356,897
                                              --------------   --------------
                 United Kingdom (1.90%)
     4,000,000   IMI plc (20)                     15,239,578       16,299,996
    10,000,000   Enodis plc (a)(6)                12,807,689        8,056,140
       700,000   Antofagasta Holdings plc
                 (1)                               1,822,782        5,704,998
     3,000,000   McBride plc (11)                  7,569,080        2,768,809
     2,250,000   Aggregate Industries plc
                 (5)                               2,013,209        2,551,763
       145,000   Lonmin plc (1)                      292,225        1,973,363
     2,000,000   Royal Doulton plc (a)(11)         4,167,057          132,965
                                              --------------   --------------
                                                  43,911,620       37,488,034
                                              --------------   --------------

                 Total Common and Preferred
                 Stocks                        1,408,854,030    1,482,342,975
                                              --------------   --------------

-----------------------------------------------------------------------------
     Principal                                     Cost            Value
        Amount                                   (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Bonds, Notes and Convertible Bonds (18.89%)

                 U.S. Dollar Convertible Bonds (1.94%)
$    6,000,000   Coeur d'Alene Mines
                 Corporation 6 3/8%
                 due 1/31/2004 (a)(1)              6,002,918        5,062,500
     4,420,000   Battle Mountain Gold
                 Company 6% due 1/04/2005
                 (a)(1)                            4,007,224        4,375,800

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
  Principal                                        Cost            Value
    Amount                                       (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Bonds, Notes and Convertible Bonds -- (continued)

                 U.S. Dollar Convertible Bonds -- (continued)
$    8,500,000   Interpublic Group Company
                 1.870% 6/01/2006 (14)        $    5,939,470   $    5,509,020
     2,000,000   TriQuint Semiconductor Inc.
                 4% due 3/01/2007 (10)             1,473,602        1,512,500
    12,000,000   SCI Systems 3.00% due
                 3/15/2007 (10)                    6,983,327        6,945,000
    12,000,000   Ivax Corporation 4 1/2% due
                 5/15/2008 (13)                    9,218,325        9,588,738
    10,000,000   AOL Time Warner 0% due
                 10/06/2019 (14)                   5,108,756        5,325,000
     2,500,000   Medya International
                 Limited 10% due
                 6/28/2049 (a)(e)(f)(14)           2,482,264           25,000
                                              --------------   --------------
                                                  41,215,886       38,343,558
                                              --------------   --------------

                 U.S. Dollar Bonds and Notes (10.83%)
     1,250,000   HSBC Gold-Linked Note 0%
                 due 4/09/2003 (a)(d)(e)(1)        1,250,000        1,306,250
       750,000   HSBC Gold-Linked Note 0%
                 due 5/05/2003 (a)(d)(e)(1)          750,000          773,100
     2,400,000   HSBC Gold-Linked Note 0%
                 due 5/15/2003 (a)(d)(e)(1)        2,400,000        2,418,480
       550,000   HSBC Gold-Linked Note 0%
                 due 5/29/2003 (a)(d)(e)(1)          550,000          540,485
     1,900,000   HSBC Gold-Linked Note 0%
                 due 6/19/2003 (a)(d)(e)(1)        1,900,000        1,851,170
     3,000,000   HSBC Gold-Linked Note 0%
                 due 6/24/2003 (a)(d)(e)(1)        3,000,000        2,938,500
     3,000,000   HSBC Gold-Linked Note 0%
                 due 6/26/2003 (a)(d)(e)(1)        3,000,000        2,905,500
     2,000,000   HSBC Gold-Linked Note 0%
                 due 7/15/2003 (a)(d)(e)(1)        2,000,000        2,023,400
     2,000,000   HSBC Gold-Linked Note 0%
                 due 7/18/2003 (a)(d)(e)(1)        2,000,000        1,989,600
     1,000,000   HSBC Gold-Linked Note 0%
                 due 7/22/2003 (a)(d)(e)(1)        1,000,000          977,300
     1,000,000   HSBC Gold-Linked Note 0%
                 due 7/25/2003 (a)(d)(e)(1)        1,000,000          982,000
     3,700,000   UBS Gold-Linked Note 0% due
                 5/23/2003 (a)(d)(e)(1)            3,700,000        3,801,417
     4,000,000   UBS Gold-Linked Note 0% due
                 6/19/2003 (a)(d)(e)(1)            4,000,000        3,911,480
     8,000,000   The Southland Corporation
                 5% due 12/15/2003 (12)            7,585,086        7,680,000
     5,589,000   The Southland Corporation
                 4% due 6/15/2004 (12)             4,988,596        5,253,660

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
  Principal                                        Cost            Value
    Amount                                       (Note 1)         (Note 1)
-----------------------------------------------------------------------------

                 Bonds, Notes and Convertible Bonds -- (continued)

                 U.S. Dollar Bonds and Notes -- (continued)
$    4,644,000   P.T. Pabrik Kertas
                 Tjiwi-Kimia 10% due
                 8/01/2004 (a)(f)(3)          $    3,515,596   $    1,288,710
     3,625,000   Dillard's Inc. 6.43% due
                 8/01/2004 (6)                     3,444,156        3,572,390
     1,500,000   Hollinger International
                 Publishing 8 5/8% due
                 3/15/2005 (14)                    1,575,000        1,572,215
     3,500,000   Hollinger International
                 Publishing 9 1/4% due
                 3/15/2007 (14)                    3,519,499        3,535,000
     6,750,000   Blount International Inc.
                 7% due 6/15/2005 (6)              5,764,028        5,636,250
    29,500,000   Blount International Inc.
                 13% due 8/01/2009 (6)            20,632,339       16,225,000
     2,750,000   Westpoint Stevens Inc.
                 7 7/8% due 6/15/2005 (11)         2,434,235          838,750
     5,000,000   Tyco International Group SA
                 6 3/8% due 2/15/2006 (6)          4,286,854        4,503,850
    20,500,000   Tyco International Group SA
                 6 3/4% due 2/15/2011 (6)         16,511,780       17,456,488
     3,500,000   American Standard Inc.
                 7 1/8% due 6/01/2006 (5)          3,181,761        3,430,177
     4,910,000   American Standard Inc.
                 8 1/4% due 6/01/2009 (5)          5,236,863        5,210,737
    20,000,000   Lucent Technologies 7 1/8%
                 due 7/15/2006 (10)               11,585,678       10,100,000
     1,250,000   B&G Foods Inc. 9 5/8% due
                 8/01/2007 (11)                    1,263,448        1,303,125
     1,000,000   Penton Media Inc. 11 3/8%
                 due 10/10/2007 (14)                 586,458          700,000
     5,500,000   Penton Media Inc. 10 3/8%
                 due 6/15/2011 (14)                3,927,216        1,705,000
     6,890,000   Columbus McKinnon
                 Corporation 8 1/2% due
                 4/01/2008 (6)                     6,055,068        4,995,250
     3,500,000   Computer Associates 6 1/2%
                 due 4/15/2008 (10)                2,859,475        3,119,130
    15,000,000   Level 3 Communications,
                 Inc. 9 1/8% due 5/01/2008
                 (6)                               7,719,417        8,550,000
     5,750,000   Domino's Inc. 10 3/8% due
                 1/15/2009 (11)                    5,589,856        6,195,625
     2,200,000   Longview Fibre Company 10%
                 due 1/15/2009 (3)                 2,251,493        2,277,000
     4,000,000   Crescent Real Estate
                 Equities Company 9 1/4% due
                 4/15/2009 (18)                    4,039,375        4,005,744

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
  Principal                                        Cost            Value
    Amount                                       (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Bonds, Notes and Convertible Bonds -- (continued)

                 U.S. Dollar Bonds and Notes -- (continued)
$    5,000,000   St. John Knits
                 International Inc. 12 1/2%
                 due 7/01/2009 (11)           $    4,812,310   $    5,150,000
     4,000,000   Jostens Inc. 12 3/4% due
                 5/01/2010 (11)                    3,999,021        4,460,000
     1,878,000   Flowserve Corporation
                 12 1/4% due 8/15/2010
                 (b)(6)                            1,893,090        2,000,070
     6,900,000   Briggs & Stratton
                 Corporation 8 3/4% due
                 3/15/2011 (11)                    7,351,750        7,279,500
     5,500,000   Steinway Musical
                 Instruments 8 3/4% due
                 4/15/2011 (11)                    5,556,250        5,520,625
     4,500,000   Potlatch Corporation 10%
                 due 7/15/2011 (3)                 4,830,625        4,950,000
     1,500,000   Citizens Communications
                 9 1/4% due 5/15/2011 (14)         1,301,142        1,585,308
     1,000,000   UCAR Finance Inc. 10 1/4%
                 due 2/15/2012 (b)(16)             1,020,000          675,000
     5,000,000   Greif Bros. Corporation
                 8 7/8% due 8/01/2012 (3)          4,959,941        5,200,000
     1,000,000   The Manitowoc Company Inc.
                 10 1/2% due 8/01/2012 (6)         1,000,000        1,005,000
     4,200,000   Bausch and Lomb Inc. 7 1/8%
                 due 8/01/2028 (13)                3,509,629        3,388,597
    10,000,000   Bangkok Bank Public Company
                 9.025% due 3/15/2029
                 (b)(16)                           6,062,700        9,875,000
     5,500,000   Bergen Bank Floating Rate
                 Perpetual Notes (1.937% @
                 10/31/2002) (16)                  3,888,750        4,114,550
     3,500,000   Den Norske Bank Floating
                 Rate Perpetual Notes
                 (2.025% @ 10/31/2002) (16)        2,610,000        2,712,500
     3,170,000   Den Norske Bank Floating
                 Rate Perpetual Notes
                 (2.125% @ 10/31/2002) (16)        2,059,625        2,417,125
    10,000,000   Christiania Bank Floating
                 Rate Perpetual Notes
                 (2.312% @ 10/31/2002) (16)        6,826,750        7,938,000
                                              --------------   --------------
                                                 216,784,860      213,844,058
                                              --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
  Principal                                        Cost            Value
    Amount                                       (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Bonds, Notes and Convertible Bonds -- (continued)

                 U.S. Treasury Notes (3.46%)
$    5,131,780   U.S. Treasury Note 3 3/8%
                 due 1/15/2007 (22)           $    5,112,286   $    5,514,262
    10,000,000   U.S. Treasury Zero Coupon
                 Strip due 11/15/2007 (22)         7,435,687        8,727,260
    37,586,850   U.S. Treasury Inflation
                 Index Note 4 1/4% due
                 1/15/2010 (22)                   40,178,228       42,396,802
     5,000,000   U.S. Treasury Note 7 1/4%
                 due 5/15/2016 (22)                5,173,906        6,314,260
     5,000,000   U.S. Treasury Note 5 3/8%
                 due 2/15/2031 (22)                4,704,125        5,279,105
                                              --------------   --------------
                                                  62,604,232       68,231,689
                                              --------------   --------------
                 Non U.S. Dollar Convertible Bonds (0.16%)
 CAD 1,600,000   Noranda Inc. 5% due
                 4/30/2007 (20)                    1,098,098          912,236
 NZD 3,500,000   Evergreen Forest Limited 0%
                 due 3/19/2009 (a)(c)(3)           1,871,556        2,193,839
                                              --------------   --------------
                                                   2,969,654        3,106,075
                                              --------------   --------------
                 Non U.S. Dollar Bonds and Notes (2.50%)
 CAD 2,500,000   Bell Canada 8 1/2% due
                 6/09/2003 (17)                    1,788,588        1,644,459
 CAD 6,000,000   Shaw Communications Inc.
                 7.4% due 10/17/2007 (14)          3,685,924        3,116,656
 EUR 7,500,000   Sola International Inc. 11%
                 due 3/15/2008 (13)                6,774,427        7,090,517
EUR 13,728,910   Republic of France O.A.T/i
                 3% due 7/25/2009 (22)            11,693,355       13,671,121
 EUR 2,250,000   Prosieben Media 11 1/4% due
                 7/31/2009 (14)                    2,034,471        2,138,292
 EUR 6,240,000   Flowserve Finance B.V.
                 12 1/4% due 8/15/2010 (6)         6,213,001        6,424,380
ZAR 50,000,000   Republic of South Africa
                 13% due 8/31/2010 (c)(22)         4,594,230        5,357,611
 EUR 5,000,000   The Manitowoc Company, Inc.
                 10 3/8% due 5/15/2011 (6)         4,540,472        4,727,011
 GBP 3,375,000   Enodis plc 10 3/8% due
                 4/15/2012 (6)                     4,908,213        5,134,323
                                              --------------   --------------
                                                  46,232,681       49,304,370
                                              --------------   --------------
                 Total Bonds, Notes and
                 Convertible Bonds               369,807,313      372,829,750
                                              --------------   --------------
                 Short-Term Investments (5.90%)
    21,723,000   Dow Chemical Inc. 1.80% due
                 11/01/2002                       21,723,000       21,723,000
    18,826,000   GMAC 1.74% due 11/01/2002        18,826,000       18,826,000

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
  Principal                                        Cost            Value
    Amount                                       (Note 1)         (Note 1)
-----------------------------------------------------------------------------
                 Short-Term Investments -- (continued)

$   15,378,000   United Parcel Service 1.62%
                 due 11/01/2002               $   15,378,000   $   15,378,000
    20,000,000   GMAC 1.74% due 11/04/2002        19,997,100       19,997,100
    20,000,000   Ingersoll Rand Corporation
                 1.77% due 11/04/2002             19,997,050       19,997,050
    15,118,000   Philip Morris Capital
                 Corporation 1.77% due
                 11/04/2002                       15,115,770       15,115,770
     5,489,000   Diageo Capital plc 1.77%
                 due 11/06/2002                    5,487,651        5,487,651
                                              --------------   --------------
                 Total Short-Term
                 Investments                     116,524,571      116,524,571
                                              --------------   --------------
                 Total Investments (99.89%)   $1,895,185,914*   1,971,697,296**
                                              --------------
                                              --------------
                 Other assets in excess of
                 liabilities (0.11%)                                2,103,047
                                                               --------------
                 Net assets (100.00%)                          $1,973,800,343
                                                               --------------
                                                               --------------

---------

* At October 31, 2002, the cost of investments for federal income tax purposes equals $1,916,330,063.

** Gross unrealized appreciation and depreciation of securities at October 31, 2002, based on cost for federal income tax purposes, were $238,529,190 and $183,161,957 respectively (net appreciation was $55,367,233).

Foreign Currencies                         Industry Classifications
------------------                         ------------------------
CAD -- Canadian Dollar      (1) Metals & Minerals         (12) Distribution
NZD -- New Zealand Dollar   (2) Energy                    (13) Health Care
EUR -- Euro                 (3) Forest Products           (14) Media
ZAR -- South African Rand   (4) Agriculture               (15) Services
GBP -- Pound Sterling       (5) Building Materials        (16) Financial Services
                            (6) Capital Goods             (17) Utilities
                            (7) Chemicals                 (18) Real Estate
                            (8) Transportation            (19) Holding Companies
                            (9) Electronics               (20) Conglomerates
                            (10) Technology               (21) Investment Companies
                            (11) Consumer Products        (22) Government Issues

---------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2002.

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

                                   Purchases                  Sales
                              --------------------   -----------------------    Realized      Dividend
         Affiliate            Shares       Cost        Shares        Cost      Gain/Loss       Income
-------------------------------------------------------------------------------------------------------
Allen Organ Company,
 Class `B'..................    2,000   $   81,500           --           --           --    $  103,600
Buderus AG..................   25,000      501,649      215,000   $3,883,990   $1,215,424       353,296
Capital Properties New
 Zealand Limited 8 1/2%
 exchangeable preference
 shares.....................       --           --           --           --           --        16,538
City e-Solutions Limited....       --           --      653,845       29,538       13,845            --
East Texas Financial
 Services, Inc. (c).........       --           --           --           --           --        22,950
Ethyl Corporation'D'........  530,400      640,926    3,420,400           --           --            --
Evergreen Forest Limited 0%
 due 3/19/2009..............       --           --           --           --           --            --
Hornbach Holding AG Pfd. ...       --           --        5,920      456,683     (125,019)       64,658
CalEnergy Capital Trust
 6 1/2% Conv. Pfd. .........   65,000    2,603,438           --           --           --            --
Mills Music Trust...........       --           --           --           --           --        95,402
Nam Yang Dairy Products.....   14,000    4,581,364           --           --           --         5,772
News and Media NZ Limited
 exchangeable preference
 shares.....................       --           --           --           --           --        39,019
NSC Groupe..................       --           --           --           --           --        31,401
Rayonier Inc. ..............   85,000    4,013,046      175,000    8,119,095    1,632,233     2,676,600
Sabeton SA..................       --           --           --           --           --         7,327
Shaw Brothers (Hong Kong)
 Limited....................       --           --           --           --           --       693,988
Societe Sucriere de
 Pithiviers-le-Vieil........    3,553    1,404,866           --           --           --        45,651
'D' 1 for 5 stock split (ex-date July 1, 2002)

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 (e) Security for which there are less than three market makers.
 (f) In default as to principal and interest.

---------
See Notes to Financial Statements.

FIRST EAGLE SOGEN OVERSEAS FUND           --------------
OCTOBER 31, 2002                          FUND OVERVIEW
                                          --------------

The First Eagle SoGen Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process seeks to minimize risk by focusing on undervalued securities.

-------------------------
 PERFORMANCE COMPARISON:
-------------------------


                AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2002

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (8-31-93)
First Eagle SoGen Overseas Fund (A Shares).             5.51%      8.17%       9.78%
MSCI EAFE Index....................................   (13.21%)    (3.12%)      0.95%
Consumer Price Index...............................     2.08%      2.33%       2.47%



                                      [GRAPH]

                  FIRST EAGLE             MSCI               CONSUMER
                 SOGEN OVERSEAS           EAFE                 PRICE
                     FUND                INDEX                 INDEX
                     ----                -----                 -----
 8/31/93            10000                 10000                10000
10/31/93            10055                 10076                10055
10/31/94            11685                 11093                10317
10/31/95            12338                 11052                10607
10/31/96            14129                 12209                10925
10/31/97            15313                 12775                11153
10/31/98            14733                 14007                11311
10/31/99            19095                 17233                11601
10/31/00            20790                 16734                12001
10/31/01            21209                 12562                12257
10/31/02            23555                 10902                12512


Performance data quoted herein represents past performance and should not be considered indicative of future results. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI EAFE Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 20 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

-----------------------------------
TOP 10 HOLDINGS
-----------------------------------
Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)              3.87%
Buderus AG (German manufacturer of
 heating systems)                     3.19%
Freeport McMoran Copper & Gold Pfd.
 (Series B, C) (U.S. mining
 company)                             3.15%
Shimano Inc. (Japanese manufacturer
 of bicycle parts)                    2.95%
EnCana Corp. (Canadian energy
 company)                             2.80%
Merck KGaA (German pharmaceutical
 company)                             1.93%
Kuehne & Nagel International AG
 (Swiss freight company)              1.91%
Secom Co. Ltd. (Japanese security
 services company)                    1.88%
Flughafen Wien AG (Austrian airport
 operator)                            1.66%
Pargesa Holdings SA (Swiss holding
 company)                             1.63%

-------------------------------------------
 ASSET ALLOCATION
-------------------------------------------
Foreign Stocks                       83.55%
U.S. Dollar Bonds                     3.52%
Foreign Currency Bonds                5.43%
U.S. Dollar Cash and Equivalents      7.50%

-------------------------------------------
 TOP 5 COUNTRIES
-------------------------------------------
Japan                                18.90%
France                               10.19%
Germany                               8.31%
Switzerland                           6.15%
Spain                                 4.50%

The Fund's portfolio composition is subject to change at any time.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2002

--------------------------------------------------------------------------------
    Number                                            Cost            Value
  of Shares                                         (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                Common and Preferred Stocks (83.55%)

                Argentina (0.22%)
       250,000  Cresud S.A.C.I.F. y A. ADR
                (a)(4)                           $    1,635,631   $    1,475,000
        50,000  Siderca S.A.I.C. ADR (2)                318,288          818,000
                                                 --------------   --------------
                                                      1,953,919        2,293,000
                                                 --------------   --------------

                Australia and New Zealand (4.47%)
    20,000,000  Carter Holt Harvey Limited (3)       19,643,548       16,034,700
     4,000,000  Spotless Group Limited (16)           9,704,252       11,054,604
       385,000  Newmont Mining Corporation
                Holding Company (23)                  5,902,923        9,517,200
     1,500,000  News and Media NZ Limited
                exchangeable preference shares
                (c)(15)                               7,716,051        5,757,915
     5,000,000  Capital Properties New Zealand
                Limited 8 1/2% exchangeable
                preference shares (18)                3,415,671        2,403,334
     5,750,000  Tasman Farms (4)                      1,054,354        1,229,327
     2,000,000  Evergreen Forests Limited
                (a)(3)                                  708,863          515,054
                                                 --------------   --------------
                                                     48,145,662       46,512,134
                                                 --------------   --------------

                Austria (3.22%)
       515,000  Flughafen Wien AG (9)                16,834,242       17,277,944
       186,200  Brau-Union AG (12)                    7,270,838        8,801,695
       135,000  BBAG Oesterreichische
                Brau-Beteiligungs AG (12)             5,108,712        7,378,444
                                                 --------------   --------------
                                                     29,213,792       33,458,083
                                                 --------------   --------------

                Belgium (1.44%)
       852,875  Deceuninck (6)                       13,593,508       14,944,174
                                                 --------------   --------------

                Canada (3.50%)
     1,000,000  EnCana Corporation (2)               26,654,251       29,100,000
       835,000  Repadre Capital Corporation
                (a)(1)                                3,861,871        4,279,308
        75,000  Canadian Pacific Railway
                Limited (9)                             594,538        1,485,750
        35,000  Fairmont Hotels & Resorts Inc.
                (18)                                    311,230          859,600
       200,000  Norske Skog Canada Limited (3)          937,734          653,427
                                                 --------------   --------------
                                                     32,359,624       36,378,085
                                                 --------------   --------------

                Chile (0.36%)
     1,000,000  Quinenco S.A. ADR (19)                6,197,947        3,795,000
                                                 --------------   --------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

--------------------------------------------------------------------------------
    Number                                            Cost            Value
  of Shares                                         (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Commonwealth of Independent States (0.36%)
       352,296  Firebird Fund, L.P. (b)(e)(21)   $      353,178   $    2,157,390
         4,949  Firebird Republic Fund, Ltd.
                Class `A' (b)(e)(21)                    719,082          799,487
         9,000  Baltic Republic Fund (b)(e)(21)         275,750          408,600
       100,000  First NIS Regional Fund SICAF
                (21)                                  1,000,000          348,000
                                                 --------------   --------------
                                                      2,348,010        3,713,477
                                                 --------------   --------------

                Denmark (0.23%)
        50,000  Carlsberg A/S `B'(12)                 2,033,096        2,343,370
                                                 --------------   --------------

                France (10.19%)
       362,042  Eurazeo (21)                         16,769,028       16,128,156
        33,300  Societe Sucriere de
                Pithiviers-le-Vieil (c)(4)           12,125,002       12,065,313
       945,000  Vivendi Universal S.A. (15)          13,691,630       11,600,234
       355,000  Remy Cointreau (12)                  10,476,889       10,704,626
       525,000  Wendel Investissement (7)            12,454,293       10,472,434
       315,000  Carbone Lorraine SA (10)              9,388,456        7,954,892
        95,000  Robertet SA (12)                      5,768,827        6,818,281
        51,500  Robertet SA C.I. (a)(12)              2,151,628        2,497,119
        75,000  Sagem ADP (10)                        2,271,236        3,823,682
     1,350,000  FINEL (a)(b)(e)(3)                    2,277,010        3,501,453
       119,667  Laurent-Perrier (12)                  3,307,625        3,493,514
       125,000  Legris Industries S.A. (7)            2,535,315        2,585,007
        55,000  Gaumont SA (a)(15)                    2,424,611        2,395,679
        25,500  NSC Groupe (7)                        4,290,363        2,274,460
        70,000  Societe BIC SA (12)                   2,518,947        2,189,769
        21,237  Taittinger C.I. (a)(19)               1,097,423        1,639,838
        57,750  Conflandey (c)(1)                     1,892,774        1,600,749
        40,000  Crometal SA (7)                       2,083,977        1,187,940
        95,000  Sabeton SA (19)                       1,404,739          968,666
         8,760  Societe du Louvre Reg D (15)            449,229          484,329
         8,780  Rougier SA (3)                          471,477          422,420
         7,000  Burelle SA (5)                          299,839          417,858
        15,000  Societe Francaise des Papiers
                Peints (a)(c)(12)                       741,390          303,519
           415  Societe Vermandoise de
                Sucreries (4)                           330,866          295,386
         3,112  Didot-Bottin (19)                       242,025          244,455
                                                 --------------   --------------
                                                    111,464,599      106,069,779
                                                 --------------   --------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

--------------------------------------------------------------------------------
    Number                                            Cost            Value
  of Shares                                         (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Germany (8.31%)
     1,510,000  Buderus AG (7)                   $   25,989,933   $   33,185,104
       938,500  Merck KGaA (14)                      23,086,014       20,067,870
       205,000  Hornbach Holding AG Pfd.
                (c)(13)                              10,554,063       10,349,927
       345,000  Vossloh AG (6)                        6,726,451        8,213,863
       335,000  Bayer AG (8)                          8,247,018        6,400,522
       425,000  Suedzucker AG (4)                     6,779,054        5,721,911
        56,432  Axel Springer Verlag AG (15)          2,514,850        2,513,919
                                                 --------------   --------------
                                                     83,897,383       86,453,116
                                                 --------------   --------------

                Hong Kong (1.78%)
    17,003,500  Shaw Brothers (Hong Kong)
                Limited (15)                         16,069,289       13,189,711
     4,000,000  Cafe de Coral Holdings Limited
                (19)                                  1,498,162        2,615,603
     8,500,000  Lerado Group Holding Company
                Limited (12)                          1,291,205        1,318,700
    11,250,000  City e-Solutions Limited
                (a)(16)                                 336,425          807,760
     8,750,000  China-Hong Kong Photo Products
                Holdings Limited (12)                   746,584          572,163
                                                 --------------   --------------
                                                     19,941,665       18,503,937
                                                 --------------   --------------

                India (0.00%)
        10,000  The Spartek Emerging
                Opportunities of India Fund
                (b)(e)(21)                            1,035,000           10,898
                                                 --------------   --------------

                Ireland (0.36%)
     6,500,000  Waterford Wedgwood plc (12)           4,056,985        2,895,604
       350,000  Greencore Group (12)                    900,084          900,855
                                                 --------------   --------------
                                                      4,957,069        3,796,459
                                                 --------------   --------------

                Israel (0.01%)
        70,000  Super-Sol (13)                          129,090          140,645
                                                 --------------   --------------

                Italy (1.89%)
     1,525,000  Italcementi S.p.A. (6)                7,483,611        7,291,724
       385,000  Italmobiliare S.p.A. (6)              7,829,109        7,222,428
     2,094,668  Gewiss S.p.A (10)                     6,250,790        5,204,778
                                                 --------------   --------------
                                                     21,563,510       19,718,930
                                                 --------------   --------------

                Japan (18.90%)
     2,085,000  Shimano Inc. (12)                    29,776,603       30,696,778
       555,000  Secom Company, Limited (16)          26,052,511       19,601,550

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

--------------------------------------------------------------------------------
    Number                                            Cost            Value
  of Shares                                         (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Japan -- (continued)
       500,000  Ono Pharmaceutical Company,
                Limited (14)                     $   17,320,480   $   15,742,251
     3,475,000  Nipponkoa Insurance Company,
                Limited (17)                         12,952,366       12,102,977
     1,000,000  Toho Company, Limited (12)           11,129,642       10,106,036
       434,990  Mandom Corporation (12)               5,181,090        8,568,522
       275,000  Fuji Photo Film Company,
                Limited (12)                          7,979,588        7,581,566
       500,000  Daiichi Pharmaceutical
                Corporation (14)                      9,064,152        7,300,163
     3,125,000  Aioi Insurance Company,
                Limited (17)                          8,281,083        6,678,222
     1,000,000  Makita Corporation (12)               7,356,578        6,386,623
       600,000  Shoei Company, Limited (19)           5,579,022        6,362,153
       500,000  Chofu Seisakusho Company,
                Limited (7)                           7,048,809        6,358,075
       750,000  Wacoal Corporation (12)               6,245,284        6,343,801
     1,500,000  Mitsui Sumitomo Insurance
                Company, Limited (17)                 8,083,906        6,227,569
       478,100  T. Hasegawa Company, Limited
                (12)                                  4,365,442        5,884,608
       185,000  SK Kaken Company Limited (8)          3,497,875        4,919,250
       955,400  Tachi-S Company, Limited (5)          8,141,244        4,753,622
       869,730  Sotoh Company, Limited (c)(12)        6,976,995        4,646,600
       400,000  Nitto Kohki Company, Limited
                (7)                                   4,904,435        4,469,821
     1,625,000  Okumura Corporation (16)              6,910,452        4,771,615
     2,000,000  Aida Engineering, Limited (7)         8,267,911        3,980,424
       555,300  Yomeishu Seizo Company,
                Limited (12)                          3,574,145        3,668,785
        80,000  ASAHI Broadcasting
                Corporation (15)                      5,425,722        3,034,258
       500,000  Mitsubishi Securities Company,
                Limited (17)                          3,239,564        2,487,765
       325,000  Sonton Food Industry Company,
                Limited (12)                          3,298,777        2,213,499
     1,000,000  Iino Kaiun Kaisha, Limited (9)        2,094,108        1,753,670
                                                 --------------   --------------
                                                    222,747,784      196,640,203
                                                 --------------   --------------

                Mexico (1.60%)
    10,550,000  Industrias Penoles, S.A.
                de C.V. (1)                          19,877,372       15,770,565
       500,000  Grupo Industrial Saltillo,
                S.A. de C.V. (5)                      1,469,358          923,833
                                                 --------------   --------------
                                                     21,346,730       16,694,398
                                                 --------------   --------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

--------------------------------------------------------------------------------
    Number                                            Cost            Value
  of Shares                                         (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Netherlands (2.22%)
     1,000,000  Randstad Holding NV (16)         $    9,211,763   $    9,998,495
       205,000  OPG Groep NV (14)                     4,999,299        8,208,913
       225,000  Holdingmaatschappij de
                Telegraaf NV (15)                     3,887,240        3,419,040
        75,000  Koninklijke Grolsch NV (12)           1,563,162        1,456,711
                                                 --------------   --------------
                                                     19,661,464       23,083,159
                                                 --------------   --------------

                Singapore (1.00%)
    20,000,000  Del Monte Pacific Limited (12)        4,700,784        4,924,714
     1,000,000  Haw Par Corporation Limited
                (19)                                  1,572,498        2,298,200
       495,000  Fraser & Neave Limited (19)           1,706,523        2,157,534
     1,000,000  Delgro Corporation Limited (19)         547,327        1,018,906
                                                 --------------   --------------
                                                      8,527,132       10,399,354
                                                 --------------   --------------

                South Korea (3.83%)
        25,360  Lotte Confectionery Company,
                Limited (12)                          7,552,379       10,094,254
     1,250,155  Daeduck Electronics Company
                (10)                                  9,800,642        9,982,848
       519,750  Daeduck GDS Company, Limited
                (10)                                  2,689,780        4,864,027
        22,950  Nam Yang Dairy Products (12)          4,912,653        5,627,299
        28,850  Nam Yang Dairy Products Pfd.
                (12)                                    479,094        3,401,400
       600,000  Fursys Inc. (12)                      2,265,593        3,972,211
       650,000  Dong Ah Tire & Rubber Company,
                Limited (5)                           3,209,245        1,941,765
                                                 --------------   --------------
                                                     30,909,386       39,883,804
                                                 --------------   --------------

                Spain and Portugal (4.92%)
     2,025,000  Corporacion Financiera Alba
                SA (19)                              43,878,290       40,313,486
     1,125,000  Energia e Industrias Aragonesas
                EIA, SA (8)                           5,323,726        5,991,672
       325,000  Espirito Santo Financial Group
                SA ADR (17)                           5,397,449        4,875,000
                                                 --------------   --------------
                                                     54,599,465       51,180,158
                                                 --------------   --------------

                Sweden (0.15%)
       925,000  Gorthon Lines AB `B' (c)(9)           2,761,593        1,564,700
                                                 --------------   --------------

                Switzerland (6.15%)
       350,000  Kuehne & Nagel International AG
                (9)                                  15,129,959       19,837,913
        10,444  Pargesa Holding AG (17)              21,221,012       17,013,202
        23,500  Sika Finanz AG (6)                    5,018,182        5,566,459
         9,750  Hilti AG (12)                         6,453,438        5,443,794

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

--------------------------------------------------------------------------------
    Number                                            Cost            Value
  of Shares                                         (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Switzerland -- (continued)
        17,500  Edipresse SA (15)                $    3,562,244   $    5,092,718
         3,000  Metall Zug PC AG (20)                 3,115,394        3,065,782
            58  Metall Zug AG (20)                      551,136          569,166
         5,500  Lindt & Sprungli PC AG (12)           2,256,442        2,985,246
           150  Lindt & Sprungli AG (12)                937,536          873,037
         7,000  Societe Generale d'Affichage
                (15)                                  2,295,843        2,558,202
         6,500  PubliGroupe SA (15)                     934,993          989,781
                                                 --------------   --------------
                                                     61,476,179       63,995,300
                                                 --------------   --------------

                Thailand (0.13%)
       231,000  The Oriental Hotel Public
                Company Limited (18)                  1,012,719        1,343,922
                                                 --------------   --------------

                United Kingdom (3.56%)
     1,714,212  Spirax-Sarco Engineering plc
                (7)                                   9,848,006       10,458,006
     2,000,000  IMI plc (20)                          7,163,381        8,149,998
     5,825,000  Enodis plc (a)(7)                     6,718,635        4,692,701
     2,000,000  J.Z. Equity Partners, plc (21)        4,161,974        3,347,600
     3,540,366  McBride plc (12)                      4,757,483        3,267,533
     1,000,000  Millennium & Copthorne Hotel
                plc (18)                              3,315,262        3,128,598
     1,650,000  Aggregate Industries plc (6)          1,504,320        1,871,293
       100,000  Antofagasta Holdings plc (20)           274,913          815,000
       315,000  Trans-Siberian Gold Limited
                (23)                                    750,000          788,407
     8,000,000  Royal Doulton plc (a)(12)             4,800,998          531,862
                                                 --------------   --------------
                                                     43,294,972       37,050,998
                                                 --------------   --------------

                Miscellaneous (4.75%)
     1,865,000  Freeport McMoRan Copper & Gold
                Inc., Class `B' (a)(23)              29,669,978       22,753,000
       425,000  Freeport McMoRan Copper & Gold
                Inc., Preferred Series `C'
                (a)(d)(23)                            7,554,601       10,072,500
     1,350,000  Amdocs Limited (15)                  10,423,627        9,423,000
       500,000  InterTAN, Inc. (a)(13)                5,307,185        3,550,000
       160,140  Security Capital European
                Realty (a)(e)(18)                     3,202,800        2,991,415
         5,000  M.J. Whitman Global Value L.P.
                (b)(e)(21)                              500,000          659,430
                                                 --------------   --------------
                                                     56,658,191       49,449,345
                                                 --------------   --------------
                Total Common and Preferred
                Stocks                              901,829,489      869,416,428
                                                 --------------   --------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

--------------------------------------------------------------------------------
  Principal                                           Cost            Value
    Amount                                          (Note 1)         (Note 1)
--------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds (8.95%)

                U.S. Dollar Convertible Bonds (2.45%)
    $1,000,000  HSBC Gold-Linked Note 0% due
                5/15/2003 (a)(d)(e)(23)          $    1,000,000   $    1,007,700
     4,000,000  UBS Gold-Linked Note 0% due
                5/23/2003 (a)(d)(e)(23)               4,000,000        4,109,640
       200,000  HSBC Gold-Linked Note 0% due
                6/04/2003 (a)(d)(e)(23)                 200,000          189,520
     5,000,000  HSBC Gold-Linked Note 0% due
                6/19/2003 (a)(d)(e)(23)               5,000,000        4,871,500
     3,650,000  UBS Gold-Linked Note 0% due
                6/19/2003 (a)(d)(e)(23)               3,650,000        3,569,226
     3,000,000  HSBC Gold-Linked Note 0% due
                6/24/2003 (a)(d)(e)(23)               3,000,000        2,938,500
     2,250,000  HSBC Gold-Linked Note 0% due
                6/26/2003 (a)(d)(e)(23)               2,250,000        2,179,125
     3,000,000  HSBC Gold-Linked Note 0% due
                7/15/2003 (a)(d)(e)(23)               3,000,000        3,035,100
     1,650,000  HSBC Gold-Linked Note 0% due
                7/18/2003 (a)(d)(e)(23)               1,650,000        1,641,420
     1,000,000  HSBC Gold-Linked Note 0% due
                7/22/2003 (a)(d)(e)(23)               1,000,000          977,300
     1,000,000  HSBC Gold-Linked Note 0% due
                7/25/2003 (a)(d)(e)(23)               1,000,000          982,000
     2,000,000  Medya International Limited 10%
                due 6/28/2049 (a)(e)(f)(15)           1,987,057           20,000
                                                 --------------   --------------
                                                     27,737,057       25,521,031
                                                 --------------   --------------
                U.S. Dollar Bonds and Notes (1.07%)
     2,456,000  P.T. Pabrik Kertas Tjiwi-Kimia
                10% due 8/01/2004 (a)(f)(3)           1,868,854          681,540
     4,000,000  Amdocs Limited 2% due
                6/01/2008 (15)                        3,548,755        3,585,000
     1,000,000  YPF Sociedad Anonima 9 1/8% due
                2/24/2009 (2)                           725,752          732,500
     1,000,000  United Mexican States 9 7/8%
                due 2/01/2010 (22)                    1,107,500        1,168,750
     1,000,000  Grupo Televisa S.A. 8% due
                9/13/2011 (15)                          977,880        1,010,000
     4,000,000  Bangkok Bank Public Company
                9.025% due 3/15/2029 (b)(17)          2,600,617        3,950,000
                                                 --------------   --------------
                                                     10,829,358       11,127,790
                                                 --------------   --------------
                Non U.S. Dollar Convertible Bonds (0.44%)
  EUR   60,000  Havas Advertising 1% due
                1/01/2006 (15)                        1,025,035        1,142,798
  EUR  243,500  Havas Advertising 4% due
                1/01/2009 (15)                        1,986,854        2,283,976

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

--------------------------------------------------------------------------------
  Principal                                           Cost            Value
    Amount                                          (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)

                Non U.S. Dollar Convertible Bonds -- (continued)
 NZD 1,775,277  Evergreen Forest Limited 0% due
                3/19/2009 (a)(c)(3)              $      943,678   $    1,112,763
                                                 --------------   --------------
                                                      3,955,567        4,539,537
                                                 --------------   --------------
                Non U.S. Dollar Bonds and Notes (4.99%)
EUR 16,017,159  Vivendi Universal S.A. 6.7% due
                6/21/2006 (15)                       11,514,084       13,636,321
AUD 10,000,000  Queensland Treasury Corporation
                8% due 9/14/2007 (22)                 5,935,361        6,176,039
CAD 12,000,000  Shaw Communications Inc. 7.4%
                due 10/17/2007 (15)                   7,452,062        6,233,312
 EUR 1,500,000  Sola International Inc. 11% due
                3/15/2008 (14)                        1,428,198        1,418,103
 EUR 9,293,416  Republic of France O.A.T./i 3%
                due 7/25/2009 (22)                    7,973,883        9,254,297
 EUR 3,000,000  Prosieben Media 11 1/4% due
                7/31/2009 (15)                        2,749,963        2,851,056
 EUR 1,000,000  Flowserve Finance B.V. 12 1/4%
                due 8/15/2010 (7)                     1,010,034        1,029,548
EUR 15,000,000  Republic of South Africa 13%
                due 8/31/2010 (c)(22)                 1,198,957        1,607,283
 EUR 3,350,000  The Manitowoc Company, Inc.
                10 3/8% due 5/15/2011 (7)             3,152,742        3,167,097
 GBP 4,335,000  Enodis plc 10 3/8% due
                4/15/2012 (7)                         6,371,653        6,594,752
                                                 --------------   --------------
                                                     48,786,937       51,967,808
                                                 --------------   --------------
                Total Bonds, Notes and
                Convertible Bonds                    91,308,919       93,156,166
                                                 --------------   --------------
                Short-Term Investments (7.35%)
   $ 3,698,000  American Express Credit
                Corporation 1.72% due
                11/01/2002                            3,698,000        3,698,000
    21,723,000  Dow Chemical Incorporated 1.8%
                due 11/01/2002                       21,723,000       21,723,000
    27,170,000  GMAC 1.74% due 11/01/2002            27,167,100       27,167,100
    23,895,000  Kraft Foods 1.74% due
                11/05/2002                           23,890,380       23,890,380
                                                 --------------   --------------
                Total Short-Term Investments         76,478,480       76,478,480
                                                 --------------   --------------
                Total Investments (99.85%)       $1,069,616,888*   1,039,051,074**
                                                 --------------
                                                 --------------
                Other assets in excess of liabilities (0.15%)          1,595,341
                                                                  --------------
                Net Assets (100.00%)                              $1,040,646,415
                                                                  --------------
                                                                  --------------

---------
 * At October 31, 2002, the cost of investments for federal income tax purposes equals $1,101,530,262.
** Gross unrealized appreciation and depreciation of securities at October 31, 2002, based on cost for federal income tax purposes, were $66,738,199 and $129,217,387 respectively (net depreciation was $62,479,188).

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

Foreign Currencies                Industry Classifications
------------------                ------------------------
EUR -- Euro                  (1)  Metals and Minerals        (13) Retail
NZD -- New Zealand Dollar    (2)  Energy                     (14) Health Care
AUD -- Australian Dollar     (3)  Paper and Forest Products  (15) Media
CAD -- Canadian Dollar       (4)  Agriculture                (16) Services
GBP -- Pound Sterling        (5)  Automotive                 (17) Financial Services
                             (6)  Building Materials         (18) Real Estate
                             (7)  Capital Goods              (19) Holding Companies
                             (8)  Chemicals                  (20) Conglomerates
                             (9)  Transportation             (21) Investment Companies
                            (10)  Electronics                (22) Government Issues
                            (11)  Technology                 (23) Gold Related
                            (12)  Consumer Products

---------
 (a) Non-income producing security.
 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended October 31, 2002.

------------------------------------------------------------------------------------------
                              Purchases               Sales
                        ----------------------   ----------------   Realized      Dividend
      Affiliate          Shares        Cost      Shares    Cost     Gain/Loss     Income
------------------------------------------------------------------------------------------
Conflandey 'D'........     34,250   $  607,825       --        --          --     $12,255
Evergreen Forest
 Limited 0% due
 3/19/2009............    458,467      229,552       --        --          --          --
Gorthon Lines AB
 `B'..................         --           --       --        --          --      13,404
Hornbach Holding AG
 Pfd..................         --           --       --        --          --      34,747
News and Media NZ
 Limited exchangeable
 preference shares....     75,000      264,316       --        --          --      17,651
Societe Francaise des
 Papiers Peints.......         --           --       --        --          --          --
Societe Sucriere de
Pithiviers-le-Vieil...     12,800    4,960,242       --        --          --      44,445
Sotoh Company,
 Limited..............    120,000      688,163       --        --          --       4,650

 'D' Interfund transfer on trade date November 21, 2001 from the First Eagle
     SoGen Global Fund.

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 (e) Security for which there are less than three market makers.
 (f) In default as to principal and interest.
---------
See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND      --------------
OCTOBER 31, 2002                 FUND OVERVIEW
                                 --------------

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The Fund will consist of mostly small and medium size U.S. companies. Management utilizes a highly disciplined, bottom-up, value approach in achieving its investment objective.

-------------------------
 PERFORMANCE COMPARISON:
-------------------------

                AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2002
                                                                           SINCE
                                                           ONE-YEAR      INCEPTION
                                                           --------      ---------
                                                                        (09-04-01)
First Eagle U.S. Value Fund (A Shares)
  without sales load.....................................     4.12%         4.98%
  with sales load........................................    (0.77%)        0.23%
Russell 2000 Index.......................................   (11.57%)      (16.41%)

Performance data quoted herein represents past performance and should not be considered indicative of future results. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load gives effect to the deduction of the maximum sales load of 5.00%. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.

-----------------------------------
TOP 10 HOLDINGS
-----------------------------------
ProLogis (REIT)                       3.44%
Liberty Media Corp. (media company)   3.26%
CalEnergy Capital Trust 6 1/2%
 Conv. Pfd. (energy company)          3.25%
McDonald's Corp. (restaurant
 franchise)                           3.00%
Rayonier Inc. (forest products)       3.00%
Deltic Timber Corp (forest
 products)                            2.50%
Newmont Mining Corp. (mining
 company)                             2.34%
Tyco International Ltd. (industrial
 conglomerate)                        2.28%
Schering-Plough Corp.
 (pharmaceutical company)             2.02%
J.Z. Equity Partners plc
 (investment trust company)           1.98%

-------------------------------------------
 ASSET ALLOCATION
-------------------------------------------
U.S. Stocks                          61.08%
U.S. Dollar Bonds                    12.70%
Foreign Stocks                        2.90%
Foreign Currency Bonds                0.75%
U.S. Dollar Cash and Equivalents     22.57%


-------------------------------------------
 TOP 5 SECTORS
-------------------------------------------
Retail                                7.89%
Forest Products                       7.19%
Energy                                5.40%
Consumer Products                     5.40%
Capital Goods                         4.81%

The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE U.S. VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2002

-----------------------------------------------------------------------------
      Number                                          Cost          Value
   of Shares                                        (Note 1)      (Note 1)
-----------------------------------------------------------------------------
               Common and Preferred Stocks -- U.S. (61.08%)

               Capital Goods (4.81%)
     100,000   Tyco International Limited          $ 2,210,850   $ 1,446,000
      20,000   Franklin Electric Company, Inc.         790,265       879,200
     105,850   Columbus McKinnon Corporation           995,392       514,431
      10,000   Sealed Air Corporation $2 Conv.
               Pfd., Series `A'                        389,642       206,000
                                                   -----------   -----------
                                                     4,386,149     3,045,631
                                                   -----------   -----------
               Chemicals (1.58%)
      20,000   Vulcan Materials                        663,736       671,200
      70,000   Ethyl Corporation (a)                   401,128       328,300
                                                   -----------   -----------
                                                     1,064,864       999,500
                                                   -----------   -----------
               Consumer Products (5.40%)
      40,000   Barnes and Noble Inc. (a)               849,234       844,000
      18,000   Philip Morris Companies, Inc.           877,898       733,500
      20,000   Weyco Group, Inc.                       603,980       712,500
      22,000   Dole Food Company, Inc.                 494,886       646,360
      10,000   Furniture Brands International (a)      197,550       226,100
       5,000   Allen Organ Company                     190,550       192,100
       2,252   Jostens, Inc., Class `A' (a)             21,837        43,633
         600   St. John Knits International Inc.
               (a)                                      18,600        19,650
                                                   -----------   -----------
                                                     3,254,535     3,417,843
                                                   -----------   -----------
               Energy (5.40%)
      60,000   Kaneb Services LLC                    1,191,750     1,113,000
      10,000   Murphy Oil Corporation                  775,200       838,300
      20,000   Burlington Resources, Inc.              770,541       824,000
      50,000   CONSOL Energy, Inc.                   1,110,179       645,000
                                                   -----------   -----------
                                                     3,847,670     3,420,300
                                                   -----------   -----------
               Financial Company (2.71%)
          15   Berkshire Hathaway Inc., Class `A'
               (a)                                   1,021,716     1,112,850
      16,000   Leucadia National Company               503,879       600,160
                                                   -----------   -----------
                                                     1,525,595     1,713,010
                                                   -----------   -----------
               Forest Products (7.19%)
      45,000   Rayonier Inc.                         1,993,595     1,898,100
      60,000   Deltic Timber Corporation             1,695,981     1,582,800
      25,000   Plum Creek Timber Company               570,983       565,250
      20,000   Greif Bros. Corporation,
               Class `A' (a)                           568,990       507,800
                                                   -----------   -----------
                                                     4,829,549     4,553,950
                                                   -----------   -----------
               Health Care (3.48%)
      60,000   Schering-Plough Corporation           1,369,323     1,281,000
      25,000   DENTSPLY International, Inc.            747,925       923,000
                                                   -----------   -----------
                                                     2,117,248     2,204,000
                                                   -----------   -----------

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

----------------------------------------------------------------------------
      Number                                          Cost          Value
   of Shares                                        (Note 1)      (Note 1)
----------------------------------------------------------------------------
               Common and Preferred Stocks -- U.S. -- (continued)

               Media (4.40%)
     250,000   Liberty Media Corporation (a)       $ 2,451,458   $ 2,067,500
      55,000   General Motors Corporation --
               Class `H' (a)                           724,503       541,750
      15,000   The Interpublic Group of
               Companies, Inc.                         295,760       179,550
                                                   -----------   -----------
                                                     3,471,721     2,788,800
                                                   -----------   -----------
               Precious Metals (4.24%)
      60,000   Newmont Mining Corporation Holding
               Company                               1,170,587     1,483,200
      75,000   Freeport McMoRan Copper & Gold
               Inc., Class `B' (a)                   1,005,622       915,000
         280   Case Pomeroy & Co., Inc. Class `A'      266,000       283,920
                                                   -----------   -----------
                                                     2,442,209     2,682,120
                                                   -----------   -----------
               Real Estate (3.44%)
      90,000   ProLogis                              1,810,056     2,178,000
                                                   -----------   -----------
               Retail (7.89%)
     105,000   McDonald's Corporation                2,748,808     1,901,550
      25,000   The Sherwin-Williams Company            564,886       683,750
      40,000   Seneca Food Corporation (a)             586,200       560,400
      20,000   Tiffany & Company                       429,113       523,600
      30,000   Hancock Fabrics, Inc.                   229,949       477,000
      17,500   Papa John's International Inc. (a)      471,775       455,525
      17,000   The May Department Stores Company       522,898       396,950
                                                   -----------   -----------
                                                     5,553,629     4,998,775
                                                   -----------   -----------
               Services (3.15%)
      22,500   Chemed Corporation                      644,292       793,125
      30,000   Waste Management Inc.                   832,950       690,600
      15,000   Manpower Inc.                           386,114       511,500
                                                   -----------   -----------
                                                     1,863,356     1,995,225
                                                   -----------   -----------
               Technology (2.36%)
     150,000   Earthlink, Inc. (a)                   1,438,150       915,000
      45,000   American Power Conversion
               Corporation (a)                         539,590       581,400
                                                   -----------   -----------
                                                     1,977,740     1,496,400
                                                   -----------   -----------
               Telecommunications (0.64%)
       8,000   Telephone & Data Systems, Inc.          741,098       407,200
                                                   -----------   -----------
               Transportation (0.81%)
      20,000   Burlington Northern Santa Fe
               Corporation                             537,599       514,600
                                                   -----------   -----------

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
      Number                                          Cost          Value
   of Shares                                        (Note 1)      (Note 1)
-----------------------------------------------------------------------------
               Common and Preferred Stocks -- U.S. -- (continued)

               Utilities (3.58%)
      50,000   CalEnergy Capital Trust 6 1/2%
               Conv. Pfd.                          $ 2,001,563   $ 2,056,250
       7,000   IDACORP, Inc.                           264,921       182,070
      65,000   Touch America Holdings Inc. (a)         421,918        28,600
                                                   -----------   -----------
                                                     2,688,402     2,266,920
                                                   -----------   -----------
               Common Stock -- Non U.S. (2.90%)
               Canada (0.92%)
      20,000   EnCana Corporation (2)                  549,956       582,000
                                                   -----------   -----------
               United Kingdom (1.98%)
     750,000   J.Z. Equity Partners plc (10)         1,499,247     1,255,350
                                                   -----------   -----------

               Total Common and Preferred Stocks    44,160,623    40,519,624
                                                   -----------   -----------

-----------------------------------------------------------------------------
   Principal                                          Cost          Value
      Amount                                        (Note 1)      (Note 1)
-----------------------------------------------------------------------------
               Bonds and Notes (13.45%)
               U.S. Dollar Bonds and Notes (12.70%)
$    670,000   Blount International Inc. 7% due
               6/15/2005 (6)                           583,953       559,450
     550,000   Columbus McKinnon Corporation
               8 1/2% due 4/01/2008 (6)                517,447       398,750
   1,500,000   Level 3 Communications 9 1/8% due
               5/01/2008 (4)                           656,254       855,000
     275,000   Longview Fibre Company 10% due
               1/15/2009 (3)                           290,125       284,625
     250,000   Crescent Real Estate Equities
               Company 9 1/4% due 4/15/2009 (9)        250,000       250,359
     500,000   American Standard Inc. 8 1/4% due
               6/01/2009 (5)                           530,000       530,625
   1,000,000   Blount International Inc. 13% due
               8/01/2009 (6)                           506,501       550,000
     500,000   Jostens Inc. 12 3/4% due 5/01/2010
               (7)                                     558,375       557,500
     995,000   Flowserve Corporation 12 1/4% due
               8/15/2010 (b)(6)                      1,130,322     1,059,675
   1,000,000   Briggs & Stratton Corporation
               8 7/8% due 3/15/2011 (7)              1,062,000     1,055,000
     850,000   Steinway Musical Instruments
               8 3/4% due 4/15/2011 (7)                859,750       853,188
     550,000   Potlatch Corporation 10% due
               7/15/2011 (3)                           592,063       605,000
     600,000   Bausch and Lomb Inc. 7 1/8% due
               8/01/2028 (8)                           503,606       484,085
                                                   -----------   -----------
                                                     8,040,396     8,043,257
                                                   -----------   -----------
               Non U.S. Dollar Bond (0.75%)
 EUR 500,000   Sola International Inc. 11% due
               3/15/2008 (8)                           474,342       472,701
                                                   -----------   -----------
               Total Bonds and Notes                 8,514,738     8,515,958
                                                   -----------   -----------

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

-----------------------------------------------------------------------------
   Principal                                          Cost          Value
      Amount                                        (Note 1)      (Note 1)
-----------------------------------------------------------------------------
               Short-Term Investments (23.11%)
$  2,995,000   Dow Chemical Inc. 1.80% due
               11/01/2002                          $ 2,995,000   $ 2,995,000
   2,995,000   GMAC 1.74% due 11/01/2002             2,995,000     2,995,000
   2,657,000   United Parcel Service 1.55% due
               11/01/2002                            2,657,000     2,657,000
   2,995,000   Philip Morris Capital Corporation
               1.77% due 11/04/2002                  2,994,558     2,994,558
   2,995,000   Diageo Capital plc 1.77% due
               11/06/2002                            2,994,263     2,994,263
                                                   -----------   -----------
               Total Short-Term Investments         14,635,821    14,635,821
                                                   -----------   -----------
               Total Investments (100.54%)         $67,311,182*   63,671,403**
                                                   -----------
                                                   -----------
               Liabilities in excess of other assets (-0.54%)       (341,498)
                                                                 -----------
               Net assets (100.00%)                              $63,329,905
                                                                 -----------
                                                                 -----------

---------

 * At October 31, 2002, the cost of investments is identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at October 31, 2002, based on cost for federal income tax purposes, were $2,706,194 and $6,345,973, respectively (net depreciation was $3,639,779).

Foreign Currency
----------------
EUR -- Euro

Industry Classifications
------------------------
(1)  Metals & Minerals

(2)  Energy

(3)  Forest Products

(4)  Telecommunications

(5)  Building Materials

(6)  Capital Goods

(7)  Consumer Products

(8)  Health Care

(9)  Real Estate

(10) Investment Companies
---------

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

---------
See Notes to Financial Statements.

FIRST EAGLE SOGEN GOLD FUND
OCTOBER 31, 2002

                                 --------------
                                 FUND OVERVIEW

The First Eagle SoGen Gold Fund's investment objective is growth of capital. To achieve its objective, the Fund invests primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

-------------------------
PERFORMANCE COMPARISON:

                AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2002

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (08-31-93)
First Eagle SoGen Gold Fund........................   62.17%      6.70%        2.82%
Financial Times Gold Mines Index...................   27.30%     (2.91%)      (5.95%)
Consumer Price Index...............................    2.08%      2.33%        2.47%


[GRAPH]
               First Eagle            MCSI            Consumer
             SoGen Gold Fund       World Index       Price Index
10/31/92        $10,000.0           $10,000.0         $10,000.0
10/31/93         10,055.0            10,494.0          10,055.0
10/31/94         11,733.0            11,467.0          10,317.0
10/31/95         10,984.0             9,164.0          10,607.0
10/31/96         11,746.0             9,987.0          10,925.0
10/31/97          8,990.0             6,604.0          11,153.0
10/31/98          7,314.0             5,920.0          11,311.0
10/31/99          7,304.0             5,211.0          11,601.0
10/31/00          5,214.0             3,150.0          12,001.0
10/31/01          7,570.0             4,474.0          12,257.0
10/31/02         12,923.0             5,695.0          12,512.0

Performance data quoted herein represents past performance and should not be considered indicative of future results. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The FT Gold Mines Index is only available without dividends reinvested. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

------------------------------------
TOP 10 HOLDINGS

Freeport McMoRan Cooper & Gold Inc.
 Pfd (Series B, C, & D) (United
 States)                               9.04%
Newmont Mining Corp. (United States)   8.93%
Repadre Capital Corp. (Canada)         4.52%
Barrick Gold Corp. (Canada)            4.26%
Gold Fields Limited ADR (South
 Africa)                               4.18%
Industrias Penoles, S.A. de C.V.
 (Mexico)                              4.06%
Agnico-Eagle Mines Ltd. (Canada)       3.69%
Placer Dome Inc. (Canada)              3.61%
Harmony Gold Mining Co. Ltd. ADR
 (South Africa)                        3.55%
Glamis Gold Ltd. (Canada)              3.48%

--------------------------------------------
ASSET ALLOCATION

Foreign Stocks                        61.24%
U.S. Stocks                           19.53%
Gold-Linked Notes                     10.26%
Foreign Currency Bonds                 1.42%

U.S. Dollar Cash and Equivalents       7.55%

--------------------------------------------
TOP 5 COUNTRIES

Canada                                39.96%
United States                         29.79%
South Africa                          13.92%
Latin America                          6.33%
Australia                              2.16%

The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE SOGEN GOLD FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2002

------------------------------------------------------------------------------
       Number                                           Cost          Value
    of Shares                                         (Note 1)      (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks (80.77%)
                Australia (2.16%)
      195,000   Normandy NFM Limited                 $ 2,190,263   $ 1,946,792
                                                     -----------   -----------
                Canada (38.54%)
      795,000   Repadre Capital Corporation (a)        2,953,303     4,074,311
      255,000   Barrick Gold Corporation               4,208,533     3,842,850
      275,000   Agnico-Eagle Mines Limited             3,784,684     3,324,750
      375,000   Placer Dome Inc.                       3,990,145     3,251,250
      385,000   Glamis Gold Limited (a)                2,376,006     3,133,900
      195,000   Meridian Gold Inc. (a)                 2,307,419     3,115,503
    3,275,000   Miramar Mining Corporation (a)         3,022,172     2,496,637
      230,000   TVX Gold Inc. (a)                      1,367,450     2,454,319
      255,000   Goldcorp Inc.                            828,043     2,450,352
      645,000   IAMGOLD Corporation                    2,242,709     2,103,171
      515,000   Richmont Mines, Inc. (a)               1,395,805     1,821,140
      800,000   Kinross Gold Corporation (a)           1,365,188     1,320,000
    1,100,000   Wheaton River Minerals Limited (a)       835,623       683,536
      262,500   Wheaton River Warrants                        --        70,628
      315,000   Golden Star Resources Limited (a)        176,400       418,950
       30,000   Pan American Silver Corporation (a)      119,370       165,471
                                                     -----------   -----------
                                                      30,972,850    34,726,768
                                                     -----------   -----------
                South Africa (13.92%)
      342,500   Gold Fields Limited ADR                2,282,997     3,767,500
      245,000   Harmony Gold Mining Company Limited
                ADR                                    1,888,305     3,202,150
      100,000   Anglogold Limited ADR                  2,562,951     2,517,000
       38,500   Impala Platinum Holdings Limited       2,102,090     2,215,910
      165,000   Randgold and Exploration
                Limited (a)                              853,379       777,150
    1,500,000   JCI Limited (a)                          213,392        58,557
                                                     -----------   -----------
                                                       9,903,114    12,538,267
                                                     -----------   -----------
                United States (19.53%)
      662,875   Newmont Mining Corporation Holding
                Company                                7,836,030     8,044,415
      195,000   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `C' (b)         5,134,243     4,621,500
      212,500   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `D' (b)         2,218,822     1,636,250
       57,500   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `B' (b)         1,710,201     1,581,250
       25,000   Freeport McMoRan Copper & Gold
                Inc., Class `B' (a)                      395,097       305,000
       65,000   Royal Gold, Inc.                         243,531     1,150,500
      200,000   Apollo Gold Corporation (a)              160,000       262,660
                                                     -----------   -----------
                                                      17,697,924    17,601,575
                                                     -----------   -----------
                United Kingdom (0.29%)
      105,000   Trans-Siberian Gold Limited (a)          250,000       262,802
                                                     -----------   -----------

                          FIRST EAGLE SOGEN GOLD FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

------------------------------------------------------------------------------
       Number                                           Cost          Value
    of Shares                                         (Note 1)      (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- (continued)
                Miscellaneous (6.33%)
    2,450,000   Industrias Penoles, S.A. de C.V.     $ 4,370,127   $ 3,662,359
      135,000   Apex Silver Mines Limited              2,049,595     1,957,500
      766,806   Compania Minera Arcata S.A. (a)          514,222        87,237
                                                     -----------   -----------
                                                       6,933,944     5,707,096
                                                     -----------   -----------
                Total Common and Preferred Stocks     67,948,095    72,783,300
                                                     -----------   -----------

----------------------------------------------------------------------------
  Principal                                           Cost          Value
   Amount                                           (Note 1)      (Note 1)
----------------------------------------------------------------------------
                Notes and Convertible Bonds (11.68%)
                U.S. Dollar Notes (10.26%)
$   1,500,000   HSBC Gold-Linked Note 0% due
                4/09/2003 (a)(b)(c)                  1,500,000     1,567,500
      250,000   HSBC Gold-Linked Note 0% due
                5/05/2003 (a)(b)(c)                    250,000       257,700
      385,000   HSBC Gold-Linked Note 0% due
                5/15/2003 (a)(b)(c)                    385,000       387,965
      450,000   HSBC Gold-Linked Note 0% due
                5/29/2003 (a)(b)(c)                    450,000       442,215
      800,000   HSBC Gold-Linked Note 0% due
                6/04/2003 (a)(b)(c)                    800,000       758,080
      100,000   HSBC Gold-Linked Note 0% due
                6/19/2003 (a)(b)(c)                    100,000        97,430
      750,000   HSBC Gold-Linked Note 0% due
                6/26/2003 (a)(b)(c)                    750,000       726,375
      350,000   HSBC Gold-Linked Note 0% due
                7/18/2003 (a)(b)(c)                    350,000       348,180
    1,000,000   HSBC Gold-Linked Note 0% due
                7/22/2003 (a)(b)(c)                  1,000,000       977,300
    1,000,000   HSBC Gold-Linked Note 0% due
                7/25/2003 (a)(b)(c)                  1,000,000       982,000
    2,300,000   UBS Gold-Linked Note 0% due
                5/23/2003 (a)(b)(c)                  2,300,000     2,363,043
      350,000   UBS Gold-Linked Note 0% due
                6/19/2003 (a)(b)(c)                    350,000       342,255
                                                   -----------   -----------
                                                     9,235,000     9,250,043
                                                   -----------   -----------

                Non U.S. Dollar Convertible Bond (1.42%)
CAD 2,430,000   Kinross Gold Corporation 5 1/2%
                12/05/2006 (a)                       1,092,215     1,276,489
                                                   -----------   -----------
                Total Notes and Convertible Bonds   10,327,215    10,526,532
                                                   -----------   -----------

                          FIRST EAGLE SOGEN GOLD FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2002

------------------------------------------------------------------------------
  Principal                                           Cost          Value
   Amount                                           (Note 1)      (Note 1)
------------------------------------------------------------------------------
                Short-Term Investments (7.35%)
$   2,438,000   American Express Credit
                Corporation 1.72% due 11/01/2002   $ 2,438,000   $ 2,438,000
    2,299,000   Dow Chemical Corporation 1.8% due
                11/01/2002                           2,299,000     2,299,000
    1,887,000   Philip Morris 1.77% due
                11/04/2002                           1,886,722     1,886,722
                                                   -----------   -----------
                Total Short-Term Investments         6,623,722     6,623,722
                                                   -----------   -----------
                Total Investments (99.80%)         $84,899,032*   89,933,554**
                                                   -----------
                                                   -----------
                Other assets in excess of liabilities (0.20%)        182,346
                                                                 -----------
                Net assets (100.00%)                             $90,115,900
                                                                 -----------
                                                                 -----------

---------

 * At October 31, 2002, the cost of investments for federal income tax purposes equals $86,123,062.

** Gross unrealized appreciation and depreciation of securities at October 31, 2002, based on cost for federal income tax purposes, were $9,848,632 and $6,038,138, respectively (net appreciation was $3,810,494).

Foreign Currency
----------------
CAD -- Canadian Dollar

(a) Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(c) Security for which there are less than three market makers.

---------
See Notes to Financial Statements.

                       [THIS PAGE IS INTENTIONALLY BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                October 31, 2002

-----------------------------------------------------------------------------
                                                           First Eagle
                                                              SoGen
                                                           Global Fund
-----------------------------------------------------------------------------
Assets:
 Investments, at value (cost: $1,895,185,914,
   $1,069,616,888, $67,311,182 and $84,899,032
   respectively) (Note 1)...............................  $1,971,697,296
 Cash...................................................       3,341,988
 Foreign cash...........................................          16,791
 Receivable for forward currency contracts held, at
   value (Notes 1 and 6)................................         959,028
 Receivable for investment securities sold..............       2,465,063
 Receivable for Fund shares sold........................       5,444,997
 Receivable from Adviser (Note 2).......................              --
 Accrued interest and dividends receivable..............      11,635,736
                                                          --------------
   Total Assets.........................................   1,995,560,899
                                                          --------------
Liabilities:
 Payable for Fund shares redeemed.......................       1,885,917
 Payable for investment securities purchased............      11,890,598
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)......................................       5,101,361
 Investment advisory fees payable (Note 2)..............       1,227,300
 Distribution fees payable (Note 3).....................         451,999
 Accrued expenses and other liabilities.................       1,203,381
                                                          --------------
   Total Liabilities....................................      21,760,556
                                                          --------------
Net Assets:
 Capital stock (par value, $0.001 per share)............          81,137
 Capital surplus........................................   1,882,394,154
 Net unrealized appreciation (depreciation) on:
   Investments..........................................      76,511,382
   Forward currency contracts...........................      (4,142,333)
   Foreign currency related transactions................         165,451
 Undistributed net realized gains (losses) on
   investments..........................................      33,772,210
 Undistributed net investment income (loss).............     (14,981,658)
                                                          --------------
   Net Assets (Note 1)..................................  $1,973,800,343
                                                          --------------
                                                          --------------
Class A share capital...................................  $1,784,707,555
Shares of beneficial interest outstanding (Class A)
 (Note 5)...............................................      73,336,098
 Net asset value per share..............................      $24.34
 Maximum offering price per share.......................      $25.62
Class I share capital...................................  $   84,599,694
Shares of beneficial interest outstanding (Class I)
 (Note 5)...............................................       3,473,556
 Net asset value per share..............................      $24.36
Class C share capital...................................  $  104,493,094
Shares of beneficial interest outstanding (Class C)
 (Note 5)...............................................       4,327,042
 Net asset value per share..............................      $24.15

---------
See Notes to Financial Statements.

------------------------------------------------------------
      First Eagle           First Eagle         First Eagle
         SoGen                 U.S.                SoGen
     Overseas Fund          Value Fund           Gold Fund
------------------------------------------------------------

     $1,039,051,074         $63,671,403         $ 89,933,554
             45,810              11,993                  607
              4,798                  --                   --
          1,655,992                  --                  493
            263,378                  --                   --
          9,535,986             340,445              820,103
                 --             207,425                   --
          2,606,121             290,781              116,522
     --------------         -----------         ------------
      1,053,163,159          64,522,047           90,871,279
     --------------         -----------         ------------
          1,136,012                 735              127,491
          7,110,953           1,078,221              469,105
          2,706,286                  --                   72
            638,316              37,925               56,971
            207,781              12,808               18,990
            717,396              62,453               82,750
     --------------         -----------         ------------
         12,516,744           1,192,142              755,379
     --------------         -----------         ------------
             83,596               5,995                8,657
      1,112,061,380          64,140,929          112,216,168
        (30,565,814)         (3,639,779)           5,034,522
         (1,050,294)                 --                  421
             36,154                  72                 (394)
            254,691           2,124,434          (26,668,241)
        (40,173,298)            698,254             (475,233)
     --------------         -----------         ------------
     $1,040,646,415         $63,329,905         $ 90,115,900
     --------------         -----------         ------------
     --------------         -----------         ------------
     $  765,338,635         $22,070,471         $ 90,115,900
         61,458,834           2,089,400            8,657,218
         $12.45               $10.56               $10.41
         $13.11               $11.12               $10.96
     $  209,214,358         $30,904,619                   --
         16,764,140           2,917,303                   --
         $12.48               $10.59                      --
     $   66,093,422         $10,354,815                   --
          5,373,253             988,324                   --
         $12.30               $10.48                      --

                         FIRST EAGLE SOGEN FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2002

-----------------------------------------------------------------------------------------------
                                                                                       First
                                        First Eagle    First Eagle     First Eagle     Eagle
                                           SoGen          SoGen           U.S.         SoGen
                                        Global Fund    Overseas Fund   Value Fund    Gold Fund
-----------------------------------------------------------------------------------------------
Investment Income:
 Income:
   Interest...........................  $ 35,435,674   $  4,080,438    $   987,602   $  190,167
   Dividends (net of $2,599,862,
    $1,913,811, $7,244 and $8,842
    foreign taxes withheld,
    respectively).....................    29,163,157     14,109,944        513,558      617,500
                                        ------------   ------------    -----------   ----------
    Total income from operations......    64,598,831     18,190,382      1,501,160      807,667
                                        ------------   ------------    -----------   ----------
 Expenses:
   Investment advisory fees
    (Note 2)..........................    13,974,271      5,806,769        359,204      344,419
   Distribution fees -- Class A and
    Class C (Note 3)..................     4,863,942      1,808,692        115,357      114,806
   Shareholder servicing agent fees...     2,585,944      1,197,923        152,253      162,102
   Legal fees.........................     1,619,179        770,329         15,608       18,446
   Custodian fees.....................     1,375,506        830,381         46,774       54,888
   Printing fees......................       290,125         86,315          4,223        5,349
   Audit and tax fees.................       152,000         78,045         33,609       47,769
   Directors' fees....................       129,060         48,125          2,916        1,901
   Registration and filing fees.......        57,039         52,148         41,177       17,258
   Offering costs amortization
    (Note 1)..........................            --             --        144,881           --
   Miscellaneous fees.................        76,238         30,607          5,802        1,863
                                        ------------   ------------    -----------   ----------
    Total expenses from operations....    25,123,304     10,709,334        921,804      768,801
                                        ------------   ------------    -----------   ----------
 Expense reductions due to earnings
   credits (Note 1)...................       (21,492)        (7,835)          (375)        (718)
 Expense reimbursements (Note 2)......            --             --       (207,425)          --
                                        ------------   ------------    -----------   ----------
 Net expenses from operations.........    25,101,812     10,701,499        714,004      768,083
                                        ------------   ------------    -----------   ----------
 Net investment income (Note 1).......    39,497,019      7,488,883        787,156       39,584
                                        ------------   ------------    -----------   ----------
Realized and Unrealized Gains (Losses)
 on Investments and Foreign Currency
 Related Transactions (Notes 1 and 6):
 Net realized gains (losses) from:
   Investment transactions............    39,828,917      1,668,473      2,194,232      201,393
   Foreign currency related
    transactions......................    (6,642,440)    (5,217,784)             2      (11,072)
                                        ------------   ------------    -----------   ----------
                                          33,186,477     (3,549,311)     2,194,234      190,321
                                        ------------   ------------    -----------   ----------
 Change in unrealized appreciation
   (depreciation) of:
   Investments........................    67,415,631     19,684,226     (4,155,824)   6,057,815
   Foreign currency related
    transactions......................    (2,610,198)      (804,861)            94        4,114
                                        ------------   ------------    -----------   ----------
                                          64,805,433     18,879,365     (4,155,730)   6,061,929
                                        ------------   ------------    -----------   ----------
 Net gain (loss) on investments and
   foreign currency related
   transactions.......................    97,991,910     15,330,054     (1,961,496)   6,252,250
                                        ------------   ------------    -----------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations............  $137,488,929   $ 22,818,937    $(1,174,340)  $6,291,834
                                        ------------   ------------    -----------   ----------
                                        ------------   ------------    -----------   ----------

---------
See Notes to Financial Statements.

                       [THIS PAGE IS INTENTIONALLY BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------
                                                                First Eagle SoGen
                                                                   Global Fund
                                                       -----------------------------------
                                                             Year Ended October 31,
                                                       -----------------------------------
                                                            2002               2001
------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)........................   $   39,497,019     $   37,137,132
 Net realized gain (loss) from investments and
  foreign currency related transactions..............       33,186,477        147,137,317
 Increase (Decrease) in unrealized appreciation
  (depreciation) of investments and foreign currency
  related transactions...............................       64,805,433        (37,578,878)
                                                        --------------     --------------
  Net increase (decrease) in net assets resulting
    from operations..................................      137,488,929        146,695,571
                                                        --------------     --------------
Distributions to Shareholders:
 Dividends paid from net investment income...........      (42,974,159)       (87,440,626)
 Distributions paid from net realized gains from
  investment transactions............................       (6,140,777)      (200,503,578)
                                                        --------------     --------------
  Decrease in net assets resulting from
    distributions....................................      (49,114,936)      (287,944,204)
                                                        --------------     --------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold.......................      513,285,805        162,877,299
 Net asset value of shares issued for reinvested
  dividends and distributions........................       45,762,881        273,439,640
 Cost of shares redeemed.............................     (231,586,537)      (366,336,312)
                                                        --------------     --------------
  Increase in net assets from Fund share
    transactions.....................................      327,462,149         69,980,627
                                                        --------------     --------------
  Net increase (decrease) in net assets..............      415,836,142        (71,268,006)
Net Assets (Note 1):
 Beginning of period.................................    1,557,964,201      1,629,232,207
                                                        --------------     --------------
 End of period (including undistributed net
  investment (loss) income of $(14,981,658),
  $10,885,942, $(40,173,298), $(40,043,903),
  $698,254, $0, $(475,233) and $27,290,
  respectively.).....................................   $1,973,800,343     $1,557,964,201
                                                        --------------     --------------
                                                        --------------     --------------

---------
See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
             First Eagle SoGen                         First Eagle                           First Eagle SoGen
               Overseas Fund                         U.S. Value Fund                             Gold Fund
    -----------------------------------   -----------------------------------      -----------------------------------
          Year Ended October 31,                               Period From               Year Ended October 31,
    -----------------------------------    Year Ended        September 4, 2001     -----------------------------------
         2002               2001          October 31, 2002   to October 31, 2001       2002               2001
    ------------------------------------------------------------------------------------------------------------------
     $    7,488,883     $   4,040,102       $   787,156          $    (1,697)        $    39,584        $    38,450
         (3,549,311)       15,462,655         2,194,234               22,199             190,321         (2,130,156)
         18,879,365       (13,760,350)       (4,155,730)             516,023           6,061,929          5,943,390
     --------------     -------------       -----------          -----------         -----------        -----------
         22,818,937         5,742,407        (1,174,340)             536,525           6,291,834          3,851,684
     --------------     -------------       -----------          -----------         -----------        -----------
                 --       (21,778,190)               --                   --            (156,310)          (444,560)
                 --       (75,298,528)          (93,600)                  --                  --                 --
     --------------     -------------       -----------          -----------         -----------        -----------
                 --       (97,076,718)          (93,600)                  --            (156,310)          (444,560)
     --------------     -------------       -----------          -----------         -----------        -----------
        767,317,548       160,805,713        41,056,764           25,697,089         107,083,079          3,836,032
                 --        92,813,118            91,160                   --             420,413            425,126
       (225,700,835)     (105,307,230)       (2,770,714)             (12,979)        (36,937,099)        (4,002,710)
     --------------     -------------       -----------          -----------         -----------        -----------
        541,616,713       148,311,601        38,377,210           25,684,110          70,566,393            258,448
     --------------     -------------       -----------          -----------         -----------        -----------
        564,435,650        56,977,290        37,109,270           26,220,635          76,701,917          3,665,572
        476,210,765       419,233,475        26,220,635                   --          13,413,983          9,748,411
     --------------     -------------       -----------          -----------         -----------        -----------
     $1,040,646,415     $ 476,210,765       $63,329,905          $26,220,635         $90,115,900        $13,413,983
     --------------     -------------       -----------          -----------         -----------        -----------
     --------------     -------------       -----------          -----------         -----------        -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Significant Accounting Policies

First Eagle SoGen Funds, Inc. (the 'Company'), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of four separate portfolios, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund (each individually a 'Fund' or collectively the 'Funds'). Effective December 31, 2002, the Company will change its name to First Eagle Funds, Inc., with corresponding changes to the names of the portfolios (for example, First Eagle SoGen Global Fund will be renamed First Eagle Global Fund as of that date). Effective May 23, 2000, the Funds' fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the
Funds:

(a) Security valuation -- In the case of the Funds, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Valuation Committee of the Board of Directors.

(b) Deferred offering costs -- Offering costs incurred in connection with the First Eagle U.S. Value Fund are being amortized on a straight-line basis over a twelve-month period from the date the Fund commenced investment operations.

(c) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

(d) Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

each Fund in proportion to its relative net assets. Earnings credits reduce custodian fees by the amount of interest earned on balances.

(e) Foreign currency translation -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(f) Forward currency contracts -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

(g) United States income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle SoGen Global Fund,

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund declare and pay such income, dividends and capital gains distributions on an annual basis. Each fund designates the following amounts distributed during the fiscal years ended October 31, 2002 and October 31, 2001, if any, as capital gain dividends and/or dividends eligible for corporate dividends received deduction for the fiscal year ended October 31, 2002:

-----------------------------------------------------------------------------------------------------
                                                                 % of Dividends
                                                                 Eligible for      Long-Term Capital
                                          Ordinary Income        the Dividends           Gains
                                     -------------------------   Received         -------------------
                                        2002          2001       Declaration      2002       2001
-----------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund.....   $49,114,936   $87,440,626       39.05%       --     $168,269,209
First Eagle SoGen Overseas Fund
 *................................            --    21,778,190        1.59%       --       16,684,499
First Eagle U.S. Value Fund.......        93,600            --       15.06%       --               --
First Eagle SoGen Gold Fund.......       156,320       444,560       18.32%       --               --

* First Eagle SoGen Overseas Fund paid foreign taxes of $1,940,634 and recognized foreign source income of $17,327,533. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates such amounts as having been paid in connection with dividends distributed from investment taxable income during the calendar year 2002.

At October 31, 2002, First Eagle SoGen Gold Fund had the following capital loss carryforwards to offset future capital gain net income:

-------------------------------------------------------------------------------------------------------------------------
      Expiring
         in
       fiscal            2004        2005         2006         2007         2008         2009        2010        Total
-------------------------------------------------------------------------------------------------------------------------
First Eagle SoGen
 Gold Fund...........  $789,246   $1,336,531   $9,007,548   $8,499,197   $4,351,091   $2,415,206   $233,227   $26,632,046
-------------------------------------------------------------------------------------------------------------------------

At October 31, 2002, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------------------------------
                                                                                              Net
                                                          Undistributed                    Unrealized
                                                              Net         Undistributed   Appreciation
                                                           Investment     Net Realized    (Depreciation)
                      Series Name                            Income       Gain (Loss)     on Investment
--------------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund..........................    $10,941,824     $33,614,492    $ 55,367,233
First Eagle SoGen Overseas Fund........................     18,284,467         574,288     (62,479,188)
First Eagle U.S. Value Fund............................        698,253       2,124,434      (3,639,779)
First Eagle SoGen Gold Fund............................        712,602     (26,632,046)      3,810,494
--------------------------------------------------------------------------------------------------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales, investments in partnerships and the treatment of passive foreign investments.

(h) Reclassification of capital accounts -- On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income, undistributed net realized gains on investments and capital surplus for the Funds as follows:

-------------------------------------------------------------------------------------------------
                                 Undistributed Net   Undistributed Net Realized        Capital
                                 Investment Income   Gains (Losses) on Investments     Surplus
-------------------------------------------------------------------------------------------------
First Eagle SoGen Global
 Fund..........................    $(22,390,554)              $7,138,035             $15,252,519
First Eagle SoGen Overseas
 Fund..........................      (7,618,279)               5,217,784               2,400,495
First Eagle U.S. Value Fund....         (88,903)                   3,298                  85,605
First Eagle SoGen Gold Fund....        (385,797)                  11,100                 374,697
-------------------------------------------------------------------------------------------------

The primary permanent differences causing such reclassifications include currency gains and losses, distributions paid in connection with the redemption of fund shares, the treatment of real estate investment trusts and litigation income for federal tax purposes.

(i) Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the 'Advisory Agreement') an annual

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

advisory fee of each Fund's daily net assets, payable monthly, as follows: First Eagle SoGen Global Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle SoGen Overseas Fund at 0.75%, First Eagle U.S. Value Fund at 0.75% and First Eagle SoGen Gold Fund at 0.75%.

If necessary, the Adviser will reimburse the First Eagle U.S. Value Fund to the extent that the aggregate annual expenses exceed 1.50% for Class A shares, 1.25% for Class I shares and 2.25% for Class C shares of average daily net assets. For the year ended October 31, 2002, the Adviser has agreed to pay the Fund $207,425 so that each class of the Fund could maintain the above expense ratios. Expense reimbursements are accrued daily and paid yearly.

For the year ended October 31, 2002, Arnhold and S. Bleichroeder, Inc. ('ASB'), the principal underwriter and wholly owned subsidiary of ASB Holdings, realized $404,180, $250,203, $17,953 and $233,752 after reallowance to others, pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively. (Effective December 5, 2002, the First Eagle Funds Distributors division of ASB Securities, Inc., another wholly-owned subsidiary of ASB Holdings succeeded ASB as the principle underwriter to the Funds.) For the year ended October 31, 2002, broker-dealer affiliates of the Adviser received $545,433, $109,273, $38,370 and $16,210 in broker's commissions for portfolio transactions executed on behalf of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively.

Note 3 -- Plans of Distribution

Under the terms of the Distribution Plans and Agreements ('the Plans') with ASB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Funds pay ASB quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 1% (when combined with service fees), respectively, of average daily net assets. Under the Plans, ASB is

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

obligated to use the amounts received for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

ASB bears distribution costs of a Fund to the extent they exceed payments received under the Plans. For the year ended October 31, 2002, the distribution fees paid or payable by First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund were $4,863,942, $1,808,692, $115,357 and $114,806, respectively.

Note 4 -- Purchases and Sales of Securities

During the year ended October 31, 2002, the aggregate cost of purchases of investments, excluding U.S. Government obligations and short-term securities, totaled $707,076,584, $569,546,213, $39,306,603 and $66,464,857 for First Eagle
SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $337,634,926, $72,870,070, $8,790,212 and $1,840,154 for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively.

Note 5 -- Capital Stock
Transactions in shares of capital stock were as follows:

                                                               Year Ended October 31, 2002
                       -----------------------------------------------------------------------------------------------------------
                               First Eagle SoGen                     First Eagle SoGen                       First Eagle
                                  Global Fund                          Overseas Fund                       U.S. Value Fund
                       ----------------------------------   ------------------------------------   -------------------------------
                        Class A     Class I     Class C      Class A       Class I     Class C     Class A     Class I     Class C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold..........  13,535,842   2,847,119   3,991,931    40,165,958   13,713,297   5,099,945   1,534,823   1,315,315   803,149
Shares issued for
 reinvested dividends
 and distributions...   1,920,668      54,074      13,327            --           --          --       2,696       3,773    1,384
Shares redeemed......  (8,220,698)   (953,203)   (170,773)  (15,223,918)  (2,348,310)   (297,320)   (172,930)    (24,183)  (50,890)
                       ----------   ---------   ---------   -----------   ----------   ---------   ---------   ---------   -------
Net increase.........   7,235,812   1,947,990   3,834,485    24,942,040   11,364,987   4,802,625   1,364,589   1,294,905   753,643
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------
                       Year Ended
                        October
                        31, 2002
                       ----------
                         First
                         Eagle
                         SoGen
                       Gold Fund
----------------------------------
Shares sold..........  10,007,833
Shares issued for
 reinvested dividends
 and distributions...      24,928
Shares redeemed......  (3,549,146)
                       ----------
Net increase.........   6,483,615
----------------------------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

-----------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended October 31, 2001
                                       -------------------------------------------------------------------------------
                                              First Eagle SoGen                  First Eagle SoGen            First
                                                 Global Fund                       Overseas Fund              Eagle
                                       --------------------------------   --------------------------------    SoGen
                                        Class A      Class I    Class C    Class A     Class I     Class C   Gold Fund
-----------------------------------------------------------------------------------------------------------------------
Shares sold..........................    5,561,193    885,994   461,908    9,717,291   3,374,528   547,071    654,002
Shares issued for reinvested
 dividends and distributions.........   12,531,352    203,177    7,467     7,635,308     605,304   10,514      90,646
Shares redeemed......................  (15,374,047)  (112,696)  (6,271)   (8,118,990)   (563,336)  (11,346)  (764,420)
                                       -----------   --------   -------   ----------   ---------   -------   --------
Net increase.........................    2,718,498    976,475   463,104    9,233,609   3,416,496   546,239    (19,772)

-------------------------------------------------------------------------------------------
                                                              Period from September 4, 2001
                                                                   To October 31, 2001
                                                              -----------------------------
                                                               First Eagle U.S. Value Fund
                                                              -----------------------------
                                                              Class A   Class I     Class C
-------------------------------------------------------------------------------------------
Shares sold.................................................  724,812   1,622,398   236,069
Shares issued for reinvested dividends and distributions....      --           --        --
Shares redeemed.............................................      (1)          --    (1,388)
                                                              -------   ---------   -------
Net increase................................................  724,811   1,622,398   234,681
-------------------------------------------------------------------------------------------

Note 6 -- Commitments

As of October 31, 2002, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund had entered into forward currency contracts, as summarized on pages 58 to 61, resulting in net unrealized (depreciation) appreciation of $(4,142,333), $(1,050,294) and $421, respectively.

Note 7 -- Subsequent Event

On November 25, 2002, the Permanent Court of Arbitration in The Hague announced a final award in connection with the Bank for International Settlements arbitration, which involved First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund. The terms of that award were incorporated into the net asset values of each of those Funds on November 25, 2002. The impact on the Funds' net asset values was as follows: First Eagle SoGen Global Fund +1.6%, First Eagle SoGen Overseas Fund +1.3% and First Eagle SoGen Gold Fund +0.4%.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

FIRST EAGLE SOGEN GLOBAL FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

---------------------------------------------------------------------------------
Settlement
  Dates              Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through              To Be Received            October 31, 2002     Delivered
---------------------------------------------------------------------------------
 11/01/02         1,212,200   Euro                $  1,200,017       $  1,193,726
 11/01/02        20,377,438   Japanese Yen             166,211            166,496
 11/02/02           183,727   Pound Sterling           287,404            286,320
 11/05/02           218,225   Swiss Franc              147,689            147,729
 11/06/02           793,597   Euro                     785,622            784,469
                                                  ------------       ------------
                                                     2,586,943          2,578,740
                                                  ------------       ------------
PORTFOLIO HEDGES:
Foreign Currency Sales
---------------------------------------------------------------------------------
Settlement
  Dates              Foreign Currency            U.S. $ To Be     U.S. $ Value at
 Through              To Be Delivered              Received      October 31, 2002
---------------------------------------------------------------------------------
  2/05/03       718,163,000   Japanese Yen           5,951,833          5,886,821
  2/05/03    19,811,060,000   Japanese Yen         162,998,162        162,112,674
  2/12/03         1,842,000   Euro                   1,798,949          1,818,231
  2/12/03        68,987,000   Euro                  63,652,521         68,280,256
  3/19/03    24,588,675,000   South Korean Won      19,670,940         20,124,959
                                                  ------------       ------------
                                                   254,072,405        258,222,941
                                                  ------------       ------------
                                                  $256,659,348       $260,801,681
                                                  ------------       ------------
                                                  ------------       ------------

---------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2002       October 31, 2002
---------------------------------------
    $  6,291                      --
          --             $      (285)
       1,084                      --
          --                     (40)
       1,153                      --
    --------             -----------
       8,528                    (325)
    --------             -----------
---------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2002       October 31, 2002
---------------------------------------
      65,012                      --
     885,488                      --
          --                 (19,282)
          --              (4,627,735)
          --                (454,019)
    --------             -----------
     950,500              (5,101,036)
    --------             -----------
    $959,028             $(5,101,361)
    --------             -----------
    --------             -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

FIRST EAGLE SOGEN OVERSEAS FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

----------------------------------------------------------------------------------
Settlement
  Dates              Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through              To Be Received            October 31, 2002     Delivered
----------------------------------------------------------------------------------
 11/01/02         1,677,896   Euro                $  1,661,033       $  1,652,325
 11/01/02           110,236   Pound Sterling           172,442            171,792
 11/01/02         1,124,071   Swiss Franc              760,741            756,186
 11/04/02            29,308   Hong Kong Dollar           3,758              3,758
 11/05/02           110,599   Pound Sterling           173,010            173,054
 11/05/02           792,326   Swiss Franc              536,225            533,941
 11/06/02         2,242,218   Euro                   2,219,684          2,212,254
 11/06/02        85,063,147   Japanese Yen             693,827            694,975
                                                  ------------       ------------
                                                     6,220,720          6,198,285
                                                  ------------       ------------
Foreign Currency Sales
----------------------------------------------------------------------------------
Settlement
  Dates              Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered              Received        October 31, 2002
----------------------------------------------------------------------------------
 11/01/02           142,924   Euro                     140,746            141,487
 11/04/02           123,128   Euro                     121,257            121,891
                                                  ------------       ------------
                                                       262,003            263,378
                                                  ------------       ------------
PORTFOLIO HEDGES:
Foreign Currency Sales
----------------------------------------------------------------------------------
Settlement
  Dates              Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered              Received        October 31, 2002
----------------------------------------------------------------------------------
  1/22/03    12,659,111,000   South Korean Won      10,576,582         10,361,034
  2/05/03    17,151,429,000   Japanese Yen         141,656,279        140,362,481
  2/05/03     1,188,145,000   Japanese Yen           9,856,878          9,733,859
  2/12/03        52,201,000   Euro                  49,174,201         51,636,791
  2/12/03         3,712,000   Euro                   3,631,432          3,667,646
  3/19/03    11,097,708,000   South Korean Won       8,878,166          9,083,081
                                                  ------------       ------------
                                                   223,773,538        224,844,892
                                                  ------------       ------------
                                                  $230,256,261       $231,306,555
                                                  ------------       ------------
                                                  ------------       ------------

FIRST EAGLE SOGEN GOLD FUND

TRANSACTION HEDGES:
Foreign Currency Purchases
----------------------------------------------------------------------------------
Settlement
  Dates              Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through              To Be Received            October 31, 2002     Delivered
----------------------------------------------------------------------------------
                              Australian
 11/01/02            30,616   Dollar                    16,991             17,063
 11/01/02           131,240   Canadian Dollar           84,074             83,972
                              Australian
 11/04/02           144,223   Dollar                    80,036             79,726
 11/04/02           763,162   Mexican Peso              75,004             74,923
                                                  ------------       ------------
                                                  $    256,105       $    255,684
                                                  ------------       ------------
                                                  ------------       ------------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2002       October 31, 2002
----------------------------------------
   $    8,708            $        --
          650                     --
        4,555                     --
           --                     --
           --                    (44)
        2,284                     --
        7,430                     --
           --                 (1,148)
   ----------            -----------
       23,627                 (1,192)
   ----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2002       October 31, 2002
----------------------------------------
           --                   (741)
           --                   (634)
   ----------            -----------
           --                 (1,375)
   ----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2002       October 31, 2002
----------------------------------------
      215,548                     --
    1,293,798                     --
      123,019                     --
           --             (2,462,590)
           --                (36,214)
           --               (204,915)
   ----------            -----------
    1,632,365             (2,703,719)
   ----------            -----------
   $1,655,992            $(2,706,286)
   ----------            -----------
   ----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2002       October 31, 2002
----------------------------------------
           --                    (72)
          102                     --
          310                     --
           81                     --
   ----------            -----------
   $      493            $       (72)
   ----------            -----------
   ----------            -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------
                                                             Year Ended
                                                             October 31,
                                             -------------------------------------------
                                                                2002
                                             -------------------------------------------
                                             Class             Class              Class
                                               A                 I                  C
-----------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of year.........  $22.87            $22.89             $22.68
                                             ------            ------             ------
Income from investment operations:
 Net investment income.....................    0.53              0.27               0.72
 Net realized and unrealized gains on
   investments.............................    1.66              1.98               1.29
                                             ------            ------             ------
 Total from investment operations..........    2.19              2.25               2.01
                                             ------            ------             ------
Less distributions:
 Dividends from net investment income......   (0.63)            (0.69)             (0.45)
 Distributions from capital gains..........   (0.09)            (0.09)             (0.09)
                                             ------            ------             ------
 Total distributions.......................   (0.72)            (0.78)             (0.54)
                                             ------            ------             ------
   Net asset value, end of year............  $24.34            $24.36             $24.15
                                             ------            ------             ------
                                             ------            ------             ------
Total Return'DD'...........................    9.76%            10.03%              8.98%
Ratios and Supplemental Data
Net assets, end of year (millions).........  $1,785            $   85             $  104
Ratio of operating expenses to average net
 assets'D'.................................    1.34%             1.09%              2.10%
Ratio of net investment income to average
 net assets'D'.............................    2.14%             2.37%              1.31%
Portfolio turnover rate....................   19.75%            19.75%             19.75%

-----------------------------------------------------------------------------------------
                                                        Period from April 1, 2000 to
                                                                 October 31,
                                       ---------------------------------------------------------------
                                                                    2000
                                       ---------------------------------------------------------------
                                       Class       Class
                                         A           I             Class C'D'D'D'
-----------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of
 period..............................  $25.05      $25.07                      $24.97
                                       ------      ------                      ------
Income from investment operations:
 Net investment income...............    0.41        0.45                        0.11
 Net realized and unrealized gains
   (losses) on investments...........    0.01        0.01                        0.36
                                       ------      ------                      ------
 Total from investment operations....    0.42        0.46                        0.47
                                       ------      ------                      ------
Less distributions:
 Dividends from net investment
   income............................      --          --                          --
 Distributions from capital gains....      --          --                          --
                                       ------      ------                      ------
 Total distributions.................      --          --                          --
                                       ------      ------                      ------
   Net asset value, end of period....  $25.47      $25.53                      $25.44
                                       ------      ------                      ------
                                       ------      ------                      ------
Total Return'DD'.....................    1.68%#      1.83%#                      1.88%#
Ratios and Supplemental Data
Net assets, end of year (millions)...  $1,614      $   14                      $    1
Ratio of operating expenses to
 average net assets'D'...............    1.35%*      1.10%*                      1.87%*
Ratio of net investment income to
 average net assets'D'...............    2.78%*      3.04%*                      1.10%*
Portfolio turnover rate..............   11.91%      11.91%                      11.91%

     ------------------------------------------
                     Year Ended
                    October 31,
     ------------------------------------------
                        2001
     ------------------------------------------
     Class A           Class I           Class C
     $25.47            $25.53            $25.44
     ------            ------            ------
       0.53              0.58              0.26
       1.45              1.44              1.53
     ------            ------            ------
       1.98              2.02              1.79
     ------            ------            ------
      (1.39)            (1.47)            (1.36)
      (3.19)            (3.19)            (3.19)
     ------            ------            ------
      (4.58)            (4.66)            (4.55)
     ------            ------            ------
     $22.87            $22.89            $22.68
     ------            ------            ------
     ------            ------            ------
       8.96%             9.15%             8.10%
     $1,512            $   35            $   11
       1.38%             1.14%             2.14%
       2.24%*            2.47%*            1.12%*
      28.98%            28.98%            28.98%

     ----------------------------------------------------------------------
                             Year Ended March 31,
     ---------------------------------------------------------------------
           2000                           1999                       1998
     -----------------     -----------------------------------      ------
     Class      Class      Class                                    Class
       A          I          A          Class I'D''D'                  A
     ----------------------------------------------------------------------
     $22.90     $22.90     $27.42              $24.59               $26.68
     ------     ------     ------              ------               ------
       0.66       0.71       0.63                0.30                 1.47
       4.29       4.31      (2.73)              (1.47)                2.10
     ------     ------     ------              ------               ------
       4.95       5.02      (2.10)              (1.17)                3.57
     ------     ------     ------              ------               ------
      (1.07)     (1.12)     (0.83)                 --                (1.36)
      (1.73)     (1.73)     (1.59)              (0.52)               (1.47)
     ------     ------     ------              ------               ------
      (2.80)     (2.85)     (2.42)              (0.52)               (2.83)
     ------     ------     ------              ------               ------
     $25.05     $25.07     $22.90              $22.90               $27.42
     ------     ------     ------              ------               ------
     ------     ------     ------              ------               ------
      22.19%     22.52%     (7.95%)             (4.72%)#             14.35%
     $1,790     $   16     $2,063              $   12               $4,035
       1.32%      1.07%      1.23%               1.01%*               1.18%
       2.68%      2.89%      2.75%               3.04%*               2.80%
      15.57%     15.57%      9.89%               9.89%               20.63%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

-----------------------------------------------------------------------------------------
                                                       Year Ended October 31,
                                            --------------------------------------------
                                                                2002
                                            --------------------------------------------
                                            Class              Class              Class
                                              A                  I                  C
-----------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of year........  $11.21             $11.21             $11.15
                                            ------             ------             ------
Income from investment operations:
 Net investment income (loss).............    0.12               0.15               0.02
 Net realized and unrealized gains
   (losses) on investments................    1.12               1.12               1.13
                                            ------             ------             ------
 Total from investment operations.........    1.24               1.27               1.15
                                            ------             ------             ------
Less distributions:
 Dividends from net investment income.....      --                 --                 --
 Distributions from capital gains.........      --                 --                 --
                                            ------             ------             ------
 Total distributions......................      --                 --                 --
                                            ------             ------             ------
   Net asset value, end of year...........  $12.45             $12.48             $12.30
                                            ------             ------             ------
                                            ------             ------             ------
Total Return'DD'..........................   11.06%             11.33%             10.31%
Ratios and Supplemental Data
Net assets, end of year (millions)........  $  766             $  209             $   66
Ratio of operating expenses to average net
 assets'D'................................    1.39%              1.15%              2.15%
Ratio of net investment income to average
 net assets'D'............................    0.96%              1.17%              0.19%
Portfolio turnover rate...................   10.52%             10.52%             10.52%

---------------------------------------------------------------------------------------------------------------
                                                               Period from April 1, 2000 to
                                                                        October 31,
                                            -------------------------------------------------------------------
                                                                           2000
                                            -------------------------------------------------------------------
                                            Class             Class
                                              A                 I                 Class C'D''D''D'
----------------------------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period......  $14.41            $14.43                        $14.14
                                            ------            ------                        ------
Income from investment operations:
 Net investment income....................    0.19              0.21                            --
 Net realized and unrealized gains
   (losses) on investments................   (0.29)            (0.30)                         0.17
                                            ------            ------                        ------
 Total from investment operations.........   (0.10)            (0.09)                         0.17
                                            ------            ------                        ------
Less distributions:
 Dividends from net investment income.....      --                --                            --
 Distributions from capital gains.........      --                --                            --
                                            ------            ------                        ------
 Total distributions......................      --                --                            --
                                            ------            ------                        ------
   Net asset value, end of period.........  $14.31            $14.34                        $14.31
                                            ------            ------                        ------
                                            ------            ------                        ------
Total Return'DD'..........................   (0.69%)#          (0.62%)#                       1.20%#
Ratios and Supplemental Data
Net assets, end of year (millions)........  $  390            $   28                        $    1
Ratio of operating expenses to average net
 assets'D'................................    1.41%*            1.16%*                        1.95%*
Ratio of net investment income to average
 net assets'D'............................    2.23%*            2.48%*                       (0.05%)*
Portfolio turnover rate...................   17.28%            17.28%                        17.28%

                      Year Ended October 31,
     ---------------------------------------------------------
                               2001
     ---------------------------------------------------------
     Class        Class             Class
       A            I                 C
     $14.31       $14.34             $14.31
     ------       ------             ------
       0.11         0.13              (0.01)
       0.19         0.19               0.21
     ------       ------             ------
       0.30         0.32               0.20
     ------       ------             ------
      (0.76)       (0.81)             (0.72)
      (2.64)       (2.64)             (2.64)
     ------       ------             ------
      (3.40)       (3.45)             (3.36)
     ------       ------             ------
     $11.21       $11.21             $11.15
     ------       ------             ------
     ------       ------             ------
       2.01%        2.19%              1.19%
     $  409       $   61             $    6
       1.53%        1.28%              2.26%
       0.91%        1.10%             (0.08%)
      17.27%       17.27%             17.27%

                        Year Ended March 31,
     -----------------------------------------------------------
          2000                       1999                  1998
     ---------------   --------------------------------   ------
     Class    Class    Class                              Class
       A        I        A       Class I'D''D'               A
     $11.36   $11.37   $13.52           $12.31            $13.84
     ------   ------   ------           ------            ------
       0.28     0.31     0.15             0.41              0.88
       3.59     3.59    (0.97)           (1.10)             0.31
     ------   ------   ------           ------            ------
       3.87     3.90    (0.82)           (0.69)             1.19
     ------   ------   ------           ------            ------
      (0.18)   (0.20)   (0.57)              --             (0.83)
      (0.64)   (0.64)   (0.77)           (0.25)            (0.68)
     ------   ------   ------           ------            ------
      (0.82)   (0.84)   (1.34)           (0.25)            (1.51)
     ------   ------   ------           ------            ------
     $14.41   $14.43   $11.36           $11.37            $13.52
     ------   ------   ------           ------            ------
     ------   ------   ------           ------            ------
      34.46%   34.76%   (6.46%)          (5.53%)#          10.00%
     $  450   $   27   $  453           $    3            $1,007
       1.34%    1.15%    1.29%            1.03%*            1.22%
       2.10%    2.14%    2.22%            1.97%             2.20%*
      26.62%   26.62%    9.31%            9.31%            22.13%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

-----------------------------------------------------------------------------
                                                           Year Ended
                                                        October 31, 2002
                                                    ------------------------
                                                    Class A  Class I  Class C
-----------------------------------------------------------------------------
First Eagle U.S. Value Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period..............  $10.16   $10.16   $10.14
                                                    ------   ------   ------
Income from investment operations:
 Net investment income (loss).....................    0.13     0.14     0.13
 Net realized and unrealized gains on
   investments....................................    0.29     0.31     0.23
                                                    ------   ------   ------
Total from investment operations..................    0.42     0.45     0.36
                                                    ------   ------   ------
Less distributions:
 Dividends from net investment income.............      --       --       --
 Distributions from capital gains.................  (0.02)   (0.02)   (0.02)
                                                    ------   ------   ------
 Total distributions..............................  (0.02)   (0.02)   (0.02)
                                                    ------   ------   ------
 Net asset value, end of period...................  $10.56   $10.59   $10.48
                                                    ------   ------   ------
                                                    ------   ------   ------
Total Return'DD'..................................    4.12%    4.41%    3.53%
Ratios and Supplemental Data
Net assets, end of year (millions)................  $   22   $   31   $   10
Ratio of operating expenses to average net
 assets'D'........................................    1.50%    1.25%    2.25%
Ratio of net investment income to average net
 assets'D'........................................    1.65%    1.85%    0.93%
Portfolio turnover rate...........................   22.66%   22.66%   22.66%

-----------------------------------------------------------------------------------
                                                  Year Ended      Period from
                                                  October 31,     April 1, 2000 to
                                                ---------------   October 31,
                                                 2002     2001       2000
-----------------------------------------------------------------------------------
First Eagle SoGen Gold Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period..........  $ 6.17   $ 4.44        $ 5.17
                                                ------   ------        ------
Income from investment operations:
 Net investment income........................    0.01     0.02          0.09
 Net realized and unrealized gains (losses) on
   investments................................    4.30     1.92         (0.82)
                                                ------   ------        ------
 Total from investment operations.............    4.31     1.94        (0.73)
                                                ------   ------        ------
Less distributions:
 Dividends from net investment income.........   (0.07)   (0.21)           --
 Distributions from capital gains.............      --       --            --
                                                ------   ------        ------
 Total distributions..........................   (0.07)   (0.21)           --
                                                ------   ------        ------
   Net asset value, end of period.............  $10.41   $ 6.17        $ 4.44
                                                ------   ------        ------
                                                ------   ------        ------
Total Return'DD'..............................   70.70%   45.19%       (14.12%)#
Ratios and Supplemental Data
Net assets, end of year (millions)............  $   90   $   13        $   10
Ratio of operating expenses to average net
 assets'D'....................................    1.66%    2.65%         2.56%*
Ratio of net investment income to average net
 assets'D'....................................    0.09%    0.36%         2.92%*
Portfolio turnover rate.......................    4.27%   29.16%        11.66%

    --------------------------------------------------
             Period from September 4, 2001 to
                     October 31, 2001
    --------------------------------------------------
    Class A               Class I               Class C
    --------------------------------------------------
    $10.00                $10.00                $10.00
    ------                ------                ------
        --                    --                 (0.02)
      0.16                  0.16                  0.16
    ------                ------                ------
      0.16                  0.16                  0.14
    ------                ------                ------
        --                    --                    --
        --                    --                    --
    ------                ------                ------
        --                    --                    --
    ------                ------                ------
    $10.16                $10.16                $10.14
    ------                ------                ------
    ------                ------                ------
      1.60%                 1.60%                 1.40%
    $    7                $   17                $    2
      1.50%*                1.25%*                2.25%*
     (0.21%)*               0.10%*               (1.02%)*
      2.57%                 2.57%                 2.57%

                   Year Ended March 31,
    --------------------------------------------------
     2000                  1999                  1998
    --------------------------------------------------
    $ 5.44                $ 7.31                $10.60
    ------                ------                ------
      0.15                  0.16                  0.13
     (0.27)                (1.82)                (3.03)
    ------                ------                ------
     (0.12)                (1.66)                (2.90)
    ------                ------                ------
     (0.15)                (0.21)                (0.39)
        --                    --                    --
    ------                ------                ------
     (0.15)                (0.21)                (0.39)
    ------                ------                ------
    $ 5.17                $ 5.44                $ 7.31
    ------                ------                ------
    ------                ------                ------
     (2.52%)              (22.77%)              (27.23%)
    $   13                $   18                $   31
      2.15%                 1.62%                 1.55%
      2.25%                 2.01%                 1.47%
     15.70%                37.73%                11.20%

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL HIGHLIGHTS -- (continued)

   'D''D' July 31, 1998 inception date for Class I shares.

'D''D''D' June 5, 2000 inception date for Class C shares.

        * Annualized.

        # Not annualized.

     'DD' Does not give effect to the deduction of the sales load.

      'D' The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle
          U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

-----------------------------------------------------------------------------------------------
                                                       Year Ended October 31,
                                      ---------------------------------------------------------
                                                 2002                          2001
                                      ---------------------------   ---------------------------
                                      Class A   Class I   Class C   Class A   Class I   Class C
-----------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund.......   1.34%     1.10%     2.10%     1.39%     1.14%     2.14%
First Eagle SoGen Overseas Fund.....   1.40%     1.15%     2.15%     1.53%     1.28%     2.26%
First Eagle SoGen Gold Fund.........   1.67%       N/A       N/A     2.66%       N/A       N/A

-----------------------------------------------------------------------------------------------
                                                                               Period from
                                                Year Ended                  September 4, 2001
                                             October 31, 2002              to October 31, 2001
                                        ---------------------------   ------------------------------
                                        Class A   Class I   Class C   Class A*   Class I*   Class C*
-----------------------------------------------------------------------------------------------
First Eagle U.S. Value Fund...........   1.92%     1.69%     2.67%     3.33%      3.16%      4.05%

The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

-----------------------------------------------------------------------------------------------
                                                          Year Ended October 31,
                                         ---------------------------------------------------------
                                                    2002                          2001
                                         ---------------------------   ---------------------------
                                         Class A   Class I   Class C   Class A   Class I   Class C
-----------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund..........   2.14%     2.37%     1.31%     2.24%     2.47%     1.12%
First Eagle SoGen Overseas Fund........   0.96%     1.17%     0.19%     0.91%     1.10%    (0.08%)
First Eagle SoGen Gold Fund............   0.08%       N/A       N/A     0.35%       N/A       N/A

-----------------------------------------------------------------------------------------------
                                                                               Period from
                                                Year Ended                  September 4, 2001
                                             October 31, 2002              to October 31, 2001
                                        ---------------------------   ------------------------------
                                        Class A   Class I   Class C   Class A*   Class I*   Class C*
-----------------------------------------------------------------------------------------------
First Eagle U.S. Value Fund...........   2.08%     2.29%     1.35%     1.62%      2.02%      0.80%

    ----------------------------------------------------------------------------------------------------------------------
                  Period from April 1, 2000
                        to October 31,                                           Year Ended March 31,
    ------------------------------------------------------   -------------------------------------------------------------
                             2000                                  2000                        1999
    ------------------------------------------------------   -----------------   ---------------------------------
    Class A*   Class I*    Class C*'D'D'D'                   Class A   Class I   Class A    Class I'D'D'             1998
    ----------------------------------------------------------------------------------------------------------------------
     1.36%      1.11%                  1.85%                  1.32%     1.07%     1.24%             1.63%            1.19%
     1.41%      1.16%                  1.94%                  1.34%     1.15%     1.29%             1.21%            1.22%
     2.59%        N/A                    N/A                  2.16%       N/A     1.64%               N/A            1.56%

    ----------------------------------------------------------------------------------------------------------------------
               Period from April 1, 2000
                        to October 31,                                           Year Ended March 31,
    ------------------------------------------------------   -------------------------------------------------------------
                             2000                                  2000                        1999
    ------------------------------------------------------   -----------------   ---------------------------------
    Class A*   Class I*     Class C*'D'D'D'                  Class A   Class I   Class A    Class I'D'D'             1998
    ----------------------------------------------------------------------------------------------------------------------
     2.78%      3.03%                   1.11%                 2.66%     2.87%     2.74%             2.42%            2.80%
     2.23%      2.48%                  (0.06%)                2.10%     2.14%     2.22%             1.79%            2.20%
     2.89%        N/A                     N/A                 2.24%       N/A     1.99%               N/A            1.46%

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of FIRST EAGLE SOGEN FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of First Eagle SoGen Funds, Inc. (the 'Funds') consisting of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, including the schedules of investments, as of October 31, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. As to securities purchased and sold but not yet received or delivered we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2002, and the results of its operations, the changes in its net assets and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
------------------
New York, New York
December 20, 2002

                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

    The business of the Company is managed by its Board of Directors, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Directors.

    Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company's Board of Directors are not 'interested persons' as that term is defined in the Investment Company Act. Additional information about the Directors is available in the Company's Statement of Additional Information dated March 1, 2002 which is available from the Company at no charge by calling
(800) 334-2143.

                            INDEPENDENT DIRECTORS(1)

                                                 TERM OF                           NUMBER OF
                                                OFFICE(2)                         PORTFOLIOS
                                                   AND                            IN THE FUND         OTHER
                                   POSITION(S)  LENGTH OF        PRINCIPAL          COMPLEX      DIRECTORSHIPS/
                                    HELD WITH     TIME         OCCUPATION(S)      OVERSEEN BY     TRUSTEESHIPS
 NAME, AGE AND ADDRESS             THE COMPANY   SERVED     DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
 ---------------------             -----------   ------     -------------------    --------     ----------------
Candace K. Beinecke, 55 ........   Director     December    Chair, Hughes              6       Director, ALSTOM;
 One Battery Park Plaza                         1999 to     Hubbard & Reed                     Director, Jacob's
 New York, New York                             present                                        Pillow Dance
 10004                                                                                         Festival, Inc.;
                                                                                               Director, Merce
                                                                                               Cunningham Dance
                                                                                               Foundation, Inc.;
                                                                                               Trustee, First
                                                                                               Eagle Funds
                                                                                               (1 portfolio);
                                                                                               Director, First
                                                                                               Eagle SoGen
                                                                                               Variable Funds,
                                                                                               Inc. (1 portfolio)

Edwin J. Ehrlich, 71 ...........   Director     December    President,                 6       Trustee, First
 2976 Lonni Lane                                1999 to     Ehrlich Capital                    Eagle Funds
 Merrick, New York                              present     Management                         (1 portfolio);
 11566                                                                                         Director, First
                                                                                               Eagle SoGen
                                                                                               Variable Funds,
                                                                                               Inc. (1 portfolio)

Robert J. Gellert, 71 ..........   Director     December    Manager and                6       Trustee, First
 122 East 42nd Street                           1999 to     Director, United                   Eagle Funds
 New York, New York                             present     Continental Corp.;                 (1 portfolio);
 10168                                                      General Partner,                   Director, First
                                                            Windcrest Partners                 Eagle SoGen
                                                                                               Variable Funds,
                                                                                               Inc. (1 portfolio)

William M. Kelly, 58 ...........   Director     December    Senior Associate,          6       Trustee, New York
 500 Fifth Avenue,                              1999 to     Lingold Associates                 Foundation;
 50th Floor                                     present                                        Treasurer and
 New York, New York                                                                            Trustee, Black Rock
 10110                                                                                         Forest Consortium;
                                                                                               Trustee, First
                                                                                               Eagle Funds
                                                                                               (1 portfolio);
                                                                                               Director, First
                                                                                               Eagle SoGen
                                                                                               Variable Funds,
                                                                                               Inc. (1 portfolio)

                                                 TERM OF                           NUMBER OF
                                                OFFICE(2)                         PORTFOLIOS
                                                   AND                            IN THE FUND         OTHER
                                   POSITION(S)  LENGTH OF        PRINCIPAL          COMPLEX      DIRECTORSHIPS/
                                    HELD WITH     TIME         OCCUPATION(S)      OVERSEEN BY     TRUSTEESHIPS
 NAME, AGE AND ADDRESS             THE COMPANY   SERVED     DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
 ---------------------             -----------   ------     -------------------    --------     ----------------
Paul J. Lawler, 53 .............   Director     March       Vice President -           6       Director and
 One Michigan Avenue                            2002 to     Investments and                    Treasurer, Junior
 East                                           present     Chief Investment                   Achievement of
 Battle Creek, Michigan                                     Officer, W.K.                      South Central
 49017                                                      Kellogg Foundation;                Michigan; Finance
                                                            prior to June 1997,                Committee Member,
                                                            Vice President for                 Battle Creek
                                                            Finance, Renssalaer                Community
                                                            Polytechnic                        Foundation;
                                                            Institute                          Trustee, First
                                                                                               Eagle Funds (1
                                                                                               portfolio);
                                                                                               Director, First
                                                                                               Eagle SoGen
                                                                                               Variable Funds,
                                                                                               Inc. (1 portfolio)

Fred J. Meyer, 71 ..............   Director     August      Special                    5       Director, Novartis
 437 Madison Avenue                             1993 to     Advisor/Executive                  Corporation;
 New York, New York                             present     office of Omnicom                  Director, Zurich
 10022                                                      Group, Inc. since                  Life Insurance
                                                            2001; prior thereto,               Company of New
                                                            Vice Chairman of                   York; Director,
                                                            Omnicom Group, Inc.;               Actelion Ltd.;
                                                            and prior to 1998,                 Trustee,
                                                            Chief Financial                    Earthjustice Legal
                                                            Officer                            Defense Fund;
                                                                                               Trustee, Sacred
                                                                                               Heart University;
                                                                                               Director, First
                                                                                               Eagle SoGen
                                                                                               Variable Funds,
                                                                                               Inc. (1 portfolio)

Dominique Raillard, 62 ........    Director     April       Independent                5       Director, First
 15 Boulevard Delessert                         1987 to     Consultant                         Eagle SoGen
 75016 Paris France                             present                                        Variable Funds,
                                                                                               Inc. (1 portfolio)

Nathan Snyder, 67 .............    Director     March       Independent                5       Director, First
 1345 Avenue of the                             1983 to     Consultant                         Eagle SoGen
 Americas                                       present                                        Variable Funds,
 New York, New York                                                                            Inc. (1 portfolio)
 10105

---------

(1) Directors who are not 'interested persons' of the Company as defined in the Investment Company Act.

(2) The term of office of each Director expires on his/her 72nd birthday.

                            INTERESTED DIRECTORS(1)

                                                 TERM OF                           NUMBER OF
                                                OFFICE(2)                         PORTFOLIOS
                                                   AND                            IN THE FUND         OTHER
                                   POSITION(S)  LENGTH OF        PRINCIPAL          COMPLEX      DIRECTORSHIPS/
                                    HELD WITH     TIME         OCCUPATION(S)      OVERSEEN BY     TRUSTEESHIPS
 NAME, AGE AND ADDRESS             THE COMPANY   SERVED     DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
 ---------------------             -----------   ------     -------------------    --------     ----------------
John P. Arnhold, 48 ............   Co-          December    Co-President and           6       Co-President and
 1345 Avenue of the                President;   1999 to     Director, Arnhold                  Trustee, First
 Americas                          Director     present     and S. Bleichroeder                Eagle Funds
 New York, New York                                         Holdings, Inc.;                    (1 portfolio);
 10105                                                      Co-President                       Co-President and
                                                            and Director,                      Director, First
                                                            Arnhold and                        Eagle SoGen
                                                            S. Bleichroeder,                   Variable Funds,
                                                            Inc.; Co-President                 Inc. (1 portfolio)
                                                            and Director,
                                                            Arnhold and
                                                            S. Bleichroeder
                                                            Advisers, Inc.;
                                                            President and
                                                            Director, Arnhold
                                                            and S. Bleichroeder
                                                            UK Ltd.; Co-
                                                            President and
                                                            Director, ASB
                                                            Securities, Inc.;
                                                            Director Aquila
                                                            International Fund,
                                                            Ltd.; President,
                                                            Worldvest, Inc.

Stanford S. Warshawsky, 64 ....    Chairman of  December    Co-President,              6       Director, German-
 1345 Avenue of the                the Board;   1999 to     Secretary, and                     American Chamber
 Americas                          Director     present     Director, Arnhold                  of Commerce;
 New York, New York                                         and S. Bleichroeder                Chairman and
 10105                                                      Holdings, Inc.; Co-                Trustee, First
                                                            President, Secretary               Eagle Funds
                                                            and Director,                      (1 portfolio);
                                                            Arnhold and                        Chairman and
                                                            S. Bleichroeder,                   Director, First
                                                            Inc.; Co-President                 Eagle SoGen
                                                            and Director,                      Variable Funds,
                                                            Arnhold and                        Inc. (1 portfolio)
                                                            S. Bleichroeder
                                                            Advisers, Inc.;
                                                            Chairman and
                                                            Director, Arnhold
                                                            and S. Bleichroeder
                                                            UK Ltd.; Co-
                                                            President and
                                                            Director, ASB
                                                            Securities, Inc.

---------

(1) Directors who are 'interested persons' of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold and Warshawsky is an interested person of the Company by virtue of being an officer and a director of the Adviser.

(2) The term of office of each Director expires on his/her 72nd birthday.

                                    OFFICERS

                                   POSITION(S)    TERM OF OFFICE
                                    HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S)
     NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
     ---------------------         -----------    ---------------    --------------------------
John P. Arnhold, 48 ...........  Co-President;    December 1999    See table above related to
 1345 Avenue of the Americas     Director         to present       Interested Directors
 New York, New York 10105

Jean-Marie Eveillard, 62 ......  Co-President     December 1999    Senior Vice President, Arnhold
 1345 Avenue of the Americas     (portfolio       to present       and S. Bleichroeder Holdings,
 New York, New York 10105        manager)         (with portfolio  Inc.; Vice President, Arnhold
                                                  management       and S. Bleichroeder Advisers,
                                                  responsibility   Inc.; Co-President, First Eagle
                                                  since 1979)      SoGen Variable Funds, Inc.;
                                                                   prior to 1999, Director and
                                                                   President or Executive Vice
                                                                   President of Societe Generale
                                                                   Asset Management Corp.

Charles de Vaulx, 40 ..........  Senior Vice      December 1999    Senior Vice President, Arnhold
 1345 Avenue of the Americas     President        to present       and S. Bleichroeder Holdings,
 New York, New York 10105        (portfolio       (with portfolio  Inc.;
                                 manager)         management       Vice President, Arnhold and
                                                  responsibility   S. Bleichroeder Advisers, Inc.;
                                                  since December   Senior Vice President, First
                                                  1996)            Eagle SoGen Variable Funds,
                                                                   Inc.; Senior Vice President,
                                                                   Societe Generale Asset
                                                                   Management Corp. since 1998,
                                                                   Associate Portfolio Manager
                                                                   from December 1996, Securities
                                                                   Analyst, prior to December 1996

Robert Bruno, 38 ..............  Vice President,  December 1999    Senior Vice President, Arnhold
 1345 Avenue of the Americas     Secretary and    to present       and S. Bleichroeder Holdings,
 New York, New York 10105        Treasurer                         Inc.; Vice President, Arnhold
                                                                   and S. Bleichroeder Advisers,
                                                                   Inc.; Vice President, Secretary
                                                                   and Treasurer, First Eagle
                                                                   Funds; Vice President,
                                                                   Secretary and Treasurer, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; prior to 1997, President
                                                                   and Chief Operating Officer,
                                                                   Coelho Associates LLC; and
                                                                   Senior Vice President and Chief
                                                                   Admin. Officer, Schroeder
                                                                   Wertheim Investment Services,
                                                                   Inc.

Andrew DeCurtis, 34 ...........  Vice President   November 2000    Vice President, Arnhold and
 1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings, Inc.;
 New York, New York 10105                                          Vice President, First Eagle
                                                                   Funds; Vice President, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; Assistant Vice President,
                                                                   Oppenheimer Capital prior to
                                                                   1997

Edwin S. Olsen, 62 ............  Vice President   November 2000    Vice President of Arnhold and
 1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings, Inc.;
 New York, New York 10105                                          Vice President, First Eagle
                                                                   Funds; Vice President, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; Vice President, SG Cowen
                                                                   Securities Corp. from prior to
                                                                   1999

Stefanie Spritzler, 29 ........  Assistant        May 2000 to      Assistant Vice President,
 1345 Avenue of the Americas     Treasurer        present          Arnhold and S. Bleichroeder
 New York, New York 10105                                          Holdings, Inc.; Assistant
                                                                   Treasurer, First Eagle Funds;
                                                                   Assistant Treasurer, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; prior to May 1998, Senior
                                                                   Accountant, The Bank of New
                                                                   York; prior to September 1997,
                                                                   Senior Accountant, Prudential
                                                                   Insurance Company of America

                                   POSITION(S)    TERM OF OFFICE
                                    HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S)
     NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
     ---------------------         -----------    ---------------    --------------------------
Winnie Chin, 28 ...............  Assistant        March 2001 to    Assistant Treasurer, First
 1345 Avenue of the Americas     Treasurer        present          Eagle Funds; Assistant
 New York, New York 10105                                          Treasurer, First Eagle SoGen
                                                                   Variable Funds, Inc.; Prior to
                                                                   1997, Senior Accountant,
                                                                   Salomon Smith Barney Inc.

Suzan J. Afifi, 50 ............  Assistant        December 1999    Vice President, Arnhold and
 1345 Avenue of the Americas     Secretary        to present       S. Bleichroeder Holdings, Inc.;
 New York, New York 10105                                          Assistant Secretary, First
                                                                   Eagle Funds; Assistant
                                                                   Secretary, First Eagle SoGen
                                                                   Variable Funds, Inc.; prior to
                                                                   1997, Managing Director,
                                                                   EffectInvest Bank, Vienna,
                                                                   Austria.

---------

(1) The term of office of each officer is indefinite.

                         First Eagle SoGen Funds, Inc.
                          1345 Avenue of the Americas
                              New York, N.Y. 10105
                            www.firsteaglesogen.com

DIRECTORS AND OFFICERS

Directors
John P. Arnhold
Candace K. Beinecke
Edwin J. Ehrlich
Robert J. Gellert
William M. Kelly
Paul J. Lawler
Fred J. Meyer
Dominique Raillard
Nathan Snyder
Stanford S. Warshawsky

Officers
Stanford S. Warshawsky
Chairman of the Board

John P. Arnhold
Co-President

Jean-Marie Eveillard
Co-President

Charles de Vaulx
Senior Vice President

Robert Bruno
Vice President,
Secretary & Treasurer

Edwin S. Olsen
Vice President

Andrew DeCurtis
Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Chin
Assistant Treasurer

Suzan J. Afifi
Assistant Secretary


Investment Adviser
Arnhold and S. Bleichroeder
   Advisers, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, N.Y. 10022

Custodian
The Bank of New York
One Wall Street
New York, N.Y. 10286

Shareholder Servicing Agent
DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105
(800) 334-2143

Underwriter
First Eagle Funds Distributors,
   a division of ASB Securities, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Independent Auditors
KPMG LLP
757 Third Avenue
New York, N.Y. 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Funds, Inc.




                          STATEMENT OF DIFFERENCES
                          ------------------------

 The dagger symbol shall be expressed as................................ 'D'
 The double dagger symbol shall be expressed as......................... 'DD'